UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

10 West Market Street, Suite 2300

Indianapolis, Indiana 46204

(Address of principal executive offices) (Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-355-1820

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Semi-Annual Report

June 30, 2023

Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

Class II shares

Each a separate series of the Forethought Variable Insurance Trust

Distributed by Global Atlantic Distributors, LLC
Member FINRA

Dear Shareholders/Contract Owners:

After raising interest rates on seven occasions in 2022 by a total of 425 basis points, the U.S. Federal Reserve (the "Fed") implemented just three increases totaling 75 bps in the first half of 2023, as economic data generally softened. That said, employment remains strong and inflation, while cooling somewhat of late as a result of the aggressive tightening from global central banks, was stubbornly high early in the period. In March, the surprise failures of Silicon Valley Bank and Signature Bank, and the acquisition of troubled Credit Suisse Group AG by UBS, followed in May by the failure of First Republic Bank, generated concerns of another global financial crisis. This was largely averted due to the rapid response from regulators and the banking industry, so much so that central banks continued to raise interest rates during this time. More recently, the Fed paused from raising interest rates in June, but it is expected that additional hikes will be needed this year.

Despite periods of heightened volatility driven by uncertainty surrounding global growth and the path of interest rate hikes, equity and fixed income indices generally posted positive returns during the first half of 2023. This strong performance stands in stark contrast to the same period a year ago (see chart) when several indices were in bear market territory, a period when global central banks began to aggressively tighten monetary policy. The speed and severity with which interest rates have increased over the past year suggests that it's likely we are closer to the end of the rate hiking cycle rather than the beginning. Against this backdrop of relatively greater clarity on the path forward, equity indices, particularly the U.S. technology-focused Nasdaq and the S&P 500, were very strong during the 6 months ending June 30, 2023 (the "Period"). Although the U.S. small and midcap-oriented Russell 2000 and S&P MidCap 400 lagged, both indices posted strong returns during the Period, as did international large cap equities, represented by the MSCI EAFE.

While the pace and severity of the Fed's increases declined, interest rate volatility remained high during the Period, as market expectations regarding future increases changed frequently. This was exacerbated by the aforementioned bank failures, which caused historic swings in yields, particularly shorter-term yields. Medium to longer terms yields, while also somewhat volatile, were roughly flat at June 30, 2023 compared to year end 2022. At the same time, the relatively greater economic clarity resulted in general spread tightening, meaning many fixed income indices posted positive returns for the 6-month period.

In our view, the key question yet to be answered and the primary source of market volatility is whether or not the fight to lower inflation will lead to an economic recession. Monetary policy typically takes several months or quarters to affect the economy, and while economic data is softening in places, it remains strong in others, particularly employment and inflation. Not to be forgotten, the Ukraine/Russia conflict has entered its second year, with seemingly no sign of resolution on the horizon. Consequently, a meaningful degree of uncertainty remains.

Thank you for investing in the Global Atlantic Portfolios.

Sincerely,

Eric D. Todd, CFA	Cameron Jeffreys, CFA
President	Senior Vice President
Global Atlantic Investment Advisors, LLC	Global Atlantic Investment Advisors, LLC

Portfolio	Benchmark
Global Atlantic American Funds® Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Moderate Conservative
Global Atlantic Balanced Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Conservative
Global Atlantic BlackRock Selects Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Moderate Conservative
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	S&P 500 Managed Risk Index – Moderate
Global Atlantic Growth Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Moderate Aggressive
Global Atlantic Moderate Growth Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Moderate Conservative
Global Atlantic Select Advisor Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Moderate
Global Atlantic Wellington Research Managed Risk Portfolio	S&P 500 Managed Risk Index – Moderate Conservative

The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest directly in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

This report contains the current opinions of Global Atlantic Investment Advisors, LLC and/or sub-advisers at the time of its publication and should not be considered investment advice or a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice and securities described herein may no longer be included in, or may at any time be removed from, a Portfolio's portfolio. This report is distributed for informational purposes only. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

Index Definitions:

Bloomberg U.S. Aggregate Bond Index ("Bbg US Agg"). An index weighted according to market capitalization and includes, among other categories, Treasury securities, mortgage-backed securities, government agency bonds and corporate bonds. To be included in the index, bonds must be rated investment grade by Moody's and S&P Global Ratings.

MSCI EAFE Total Return Index ("MSCI EAFE"). An index created by Morgan Stanley Capital International (MSCI) that serves as a benchmark of the performance in major developed international equity markets as represented by 21 major MSCI indexes from Europe, Australasia and the Far East.

Nasdaq Composite ("Nasdaq"). A broad-based market capitalization-weighted index of over 3,700 stocks listed on the Nasdaq Stock Exchange. As a broad index that is heavily weighted toward the technology sector, the Nasdaq serves as a benchmark for technology stocks in the United States.

Russell 2000® Index ("Russell 2000"). An index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small-cap stocks in the United States.

S&P 500 Index ("S&P 500"). A market capitalization weighted price index composed of 500 widely held U.S. common stocks. Frequently used as a measure of U.S. stock market performance.

S&P 500 Managed Risk Index – Moderate. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 30% to the underlying bond index.

S&P 500 Managed Risk Index – Moderate Conservative. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 40% to the underlying bond index.

S&P Global Managed Risk LargeMidCap Index – Conservative. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 50% to the underlying bond index.

S&P Global Managed Risk LargeMidCap Index – Moderate. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 30% to the underlying bond index.

S&P Global Managed Risk LargeMidCap Index – Moderate Aggressive. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 20% to the underlying bond index.

S&P Global Managed Risk LargeMidCap Index – Moderate Conservative. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 40% to the underlying bond index.

S&P MidCap 400 Total Return Index ("S&P MidCap 400"). A capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.

5897880.1

Performance Summary

The Portfolio's performance figures for the periods ended June 30, 2023 as compared to its benchmarks:

			Annualized				Operating Expenses*
	Inception Date	Six Months Ended 6/30/23	One Year Ended 6/30/23	Three Years Ended 6/30/23	Five Years Ended 6/30/23	Since Inception 6/30/23	Gross Ratios	Net Ratios
Global Atlantic American Funds® Managed Risk Portfolio^
Class II	10/31/13	7.10%	5.73%	4.12%	4.02%	4.86%	1.56%	1.16%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative[1]		8.39%	8.07%	4.30%	4.35%	4.57%
Global Atlantic Balanced Managed Risk Portfolio^^
Class II	10/31/13	6.55%	4.16%	2.76%	3.19%	3.80%	1.00%	1.00%
S&P Global Managed Risk LargeMidCap Index - Conservative[2]		7.26%	6.56%	3.09%	3.79%	4.13%
Global Atlantic BlackRock Selects Managed Risk Portfolio^^^
Class II	10/31/13	6.90%	4.73%	3.93%	3.64%	2.87%	1.20%	1.20%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative[1]		8.39%	8.07%	4.30%	4.35%	4.57%
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio^^^^
Class II	4/30/14	4.96%	7.05%	6.73%	5.92%	5.44%	1.23%	1.20%
S&P 500 Managed Risk Index - Moderate[3]		10.42%	10.53%	7.24%	6.99%	7.09%
Global Atlantic Growth Managed Risk Portfolio^^
Class II	4/30/14	8.38%	6.85%	6.01%	4.53%	4.32%	1.00%	0.97%
S&P Global Managed Risk LargeMidCap Index - Moderate Aggressive[4]		10.47%	10.94%	6.67%	5.41%	5.16%
Global Atlantic Moderate Growth Managed Risk Portfolio^^
Class II	4/30/14	7.81%	5.73%	4.31%	3.86%	4.20%	1.00%	1.00%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative[1]		8.39%	8.07%	4.30%	4.35%	4.38%
Global Atlantic Select Advisor Managed Risk Portfolio^
Class II	10/31/13	7.12%	5.50%	4.73%	4.09%	4.85%	1.78%	1.16%
S&P Global Managed Risk LargeMidCap Index - Moderate[5]		9.41%	9.49%	5.50%	4.91%	4.98%
Global Atlantic Wellington Research Managed Risk Portfolio^^^^^
Class II	10/31/13	7.90%	5.21%	4.18%	4.82%	5.73%	1.24%	1.21%
S&P 500 Managed Risk Index - Moderate Conservative[6]		9.36%	9.11%	5.88%	6.28%	6.73%

*  The estimated operating expense ratios for Class II shares, as disclosed in the most recent prospectus dated May 1, 2023. Ratios include Acquired Fund Fees and Expenses indirectly incurred by the Portfolio, if applicable. Gross operating expense ratio reflects the ratio of expenses absent waivers and/or reimbursements by the Adviser. The operating expense ratios presented here may differ from the expense ratios disclosed in the Financial Highlights table in this report.

^  The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser's asset allocation decisions.

Performance Summary (Continued)

^^  The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser's asset allocation decisions. From October 1, 2016 to May 1, 2021, BlackRock Financial Management, Inc. served as a sub-adviser to the Capital Appreciation and Income Component of the Portfolio. In addition, effective May 1, 2021 the sub-adviser to the Capital Appreciation and Income Component of the Portfolio changed from BlackRock Financial Management, Inc. to BlackRock Investment Management, LLC. No changes were made to the Portfolio's principal investment strategies or to the portfolio management team as a result of the change in sub-adviser.

^^^  The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to May 1, 2019, the Capital Appreciation and Income Component of the Portfolio was managed pursuant to a different investment strategy by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser and the prior investment strategy.

^^^^  The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to July 5, 2017, the fixed-income sleeve of the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser's asset allocation decisions. The sub-adviser to the equity sleeve of the Capital Appreciation and Income Component of the Portfolio changed effective March 1, 2018 due to an organizational restructuring whereby all of the investment personnel responsible for the management of the equity sleeve transitioned from Franklin Advisory Services, LLC to Franklin Advisers.

^^^^^  The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

1  The S&P Global Managed Risk LargeMidCap Index - Moderate Conservative is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 40% to the underlying bond index.

2  The S&P Global Managed Risk LargeMidCap Index - Conservative is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 50% to the underlying bond index.

3  The S&P 500 Managed Risk Index - Moderate is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 30% to the underlying bond index.

4  The S&P Global Managed Risk LargeMidCap Index - Moderate Aggressive is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 20% to the underlying bond index.

5  The S&P Global Managed Risk LargeMidCap Index - Moderate is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 30% to the underlying bond index.

6  The S&P 500 Managed Risk Index - Moderate Conservative is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 40% to the underlying bond index.

Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2023

	Shares/ Principal	Fair Value
VARIABLE INSURANCE TRUSTS - 87.6%
DEBT FUNDS - 33.3%
American Funds Insurance Series - American High-Income Trust, Class 1	186,741	$1,643,322
American Funds Insurance Series - The Bond Fund of America, Class 1	5,147,909	48,905,139
American Funds Insurance Series - U.S. Government Securities Fund, Class 1	647,998	6,460,536
TOTAL DEBT FUNDS		57,008,997
EQUITY FUNDS - 54.3%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	1,263,340	16,524,483
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	184,858	3,301,569
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	1,843,394	24,885,818
American Funds Insurance Series Growth Fund, Class 1	278,863	25,072,539
American Funds Insurance Series Growth-Income Fund, Class 1	428,831	23,358,449
TOTAL EQUITY FUNDS		93,142,858
TOTAL VARIABLE INSURANCE TRUSTS (Cost - $140,871,464)		150,151,855
	Shares/ Principal	Fair Value
MUTUAL FUNDS - 8.5%
EQUITY FUNDS - 8.5%
American Funds International Growth and Income Fund (Cost - $15,566,582)	423,607	$14,622,913
SHORT-TERM INVESTMENTS - 4.0%
MONEY MARKET FUNDS - 4.0%
Dreyfus Government Cash Management, 5.00% (a)	6,668,178	6,668,178
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.99% (a)	239,603	239,603
TOTAL SHORT-TERM INVESTMENTS (Cost - $6,907,781)		6,907,781
TOTAL INVESTMENTS - 100.1% (Cost - $163,345,827)		$171,682,549
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(164,114)
TOTAL NET ASSETS - 100.0%		$171,518,435

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Variable Insurance Trusts	87.6%
Mutual Funds	8.5%
Short-Term Investments	4.0%
Other Assets Less Liabilities - Net	(0.1)%
100.0%

See accompanying notes to financial statements.

Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2023

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 96.3%
DEBT FUNDS - 45.8%
iShares 10+ Year Investment Grade Corporate Bond ETF	37,194	$1,917,351
iShares 10-20 Year Treasury Bond ETF	20,510	2,271,893
iShares 1-3 Year Treasury Bond ETF	36,021	2,920,583
iShares 1-5 Year Investment Grade Corporate Bond ETF	40,894	2,051,652
iShares 20+ Year Treasury Bond ETF	9,704	998,930
iShares 3-7 Year Treasury Bond ETF	27,692	3,191,780
iShares 5-10 Year Investment Grade Corporate Bond ETF	40,891	2,067,858
iShares 7-10 Year Treasury Bond ETF	6,836	660,357
iShares Core Total USD Bond Market ETF	215,332	9,791,146
iShares Core U.S. Aggregate Bond ETF	61,637	6,037,344
iShares Fallen Angels USD Bond ETF	15,011	380,829
iShares JP Morgan USD Emerging Markets Bond ETF	11,237	972,450
iShares MBS ETF	82,695	7,712,549
TOTAL DEBT FUNDS		40,974,722
EQUITY FUNDS - 50.5%
iShares Core MSCI EAFE ETF	77,237	5,213,497
iShares Core MSCI Emerging Markets ETF	22,401	1,104,145
iShares Core S&P 500 ETF	40,810	18,189,425
iShares Core S&P Mid-Cap ETF	14,009	3,663,073
iShares Core S&P Small-Cap ETF	18,790	1,872,423
iShares ESG Aware MSCI USA ETF	18,697	1,822,210
	Shares/ Principal	Fair Value
EQUITY FUNDS - 50.5% (Continued)
iShares MSCI EAFE Growth ETF	20,412	$1,947,509
iShares MSCI EAFE Value ETF	24,706	1,209,112
iShares MSCI USA Min Vol Factor ETF	9,234	686,363
iShares MSCI USA Quality Factor ETF	47,778	6,443,819
iShares U.S. Technology ETF	27,165	2,957,454
TOTAL EQUITY FUNDS		45,109,030
TOTAL EXCHANGE TRADED FUNDS (Cost - $73,473,045)		86,083,752
SHORT-TERM INVESTMENTS - 3.8%
MONEY MARKET FUNDS - 3.8%
Dreyfus Government Cash Management, 5.00% (a)	2,563,362	2,563,362
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.99% (a)	874,069	874,069
TOTAL SHORT-TERM INVESTMENTS (Cost - $3,437,431)		3,437,431
TOTAL INVESTMENTS - 100.1% (Cost - $76,910,476)		$89,521,183
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(88,974)
TOTAL NET ASSETS - 100.0%		$89,432,209

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	96.3%
Short-Term Investments	3.8%
Other Assets Less Liabilities - Net	(0.1)%
100.0%

See accompanying notes to financial statements.

Global Atlantic BlackRock Selects Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2023

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 73.7%
DEBT FUNDS - 26.1%
iShares 1-3 Year Treasury Bond ETF	140,642	$11,403,253
iShares 20+ Year Treasury Bond ETF	47,621	4,902,106
iShares iBoxx $ Investment Grade Corporate Bond ETF	68,494	7,406,941
iShares iBoxx High Yield Corporate Bond ETF	44,385	3,331,982
iShares International Treasury Bond ETF	62,580	2,477,542
iShares JP Morgan EM Local Currency Bond ETF	22,402	829,322
iShares JP Morgan USD Emerging Markets Bond ETF	9,702	839,611
iShares MBS ETF	122,168	11,393,999
iShares Short Treasury Bond ETF	22,359	2,469,552
TOTAL DEBT FUNDS		45,054,308
EQUITY FUNDS - 47.6%
iShares Core Dividend Growth ETF	100,444	5,175,879
iShares Core MSCI EAFE ETF	160,260	10,817,550
iShares Core MSCI Emerging Markets ETF	34,237	1,687,542
iShares Core S&P 500 ETF	17,109	7,625,652
iShares Core S&P U.S. Growth ETF	338,664	33,067,153
iShares Core S&P U.S. Value ETF	44,712	3,499,161
iShares MSCI Eurozone ETF	147,977	6,780,306
iShares MSCI Global Min Vol Factor ETF	42,538	4,171,064
	Shares/ Principal	Fair Value
EQUITY FUNDS - 47.6% (Continued)
iShares MSCI USA Quality Factor ETF	69,529	$9,377,376
TOTAL EQUITY FUNDS		82,201,683
TOTAL EXCHANGE TRADED FUNDS (Cost - $109,524,319)		127,255,991
VARIABLE INSURANCE TRUSTS - 22.3%
ASSET ALLOCATION FUND - 22.3%
BlackRock Global Allocation VI Fund, Class I (Cost - $36,248,556)*	2,430,213	38,470,278
SHORT-TERM INVESTMENTS - 4.2%
MONEY MARKET FUNDS - 4.2%
Dreyfus Government Cash Management, 5.00% (a)	5,068,526	5,068,526
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.99% (a)	2,243,062	2,243,062
TOTAL SHORT-TERM INVESTMENTS (Cost - $7,311,588)		7,311,588
TOTAL INVESTMENTS - 100.2% (Cost - $153,084,463)		$173,037,857
OTHER ASSETS LESS LIABILITIES - NET (0.2)%		(321,064)
TOTAL NET ASSETS - 100.0%		$172,716,793

*  Non-income producing security.

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	73.7%
Variable Insurance Trusts	22.3%
Short-Term Investments	4.2%
Other Assets Less Liabilities - Net	(0.2)%
100.0%

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2023

	Shares/ Principal	Fair Value
COMMON STOCKS - 70.3%
AEROSPACE & DEFENSE - 2.8%
General Dynamics Corp.	8,962	$1,928,174
Raytheon Technologies Corp.	40,253	3,943,184
		5,871,358
AIR FREIGHT & LOGISTICS - 1.4%
United Parcel Service, Inc., Class B	17,100	3,065,175
BANKS - 1.0%
JPMorgan Chase & Co.	14,568	2,118,770
BEVERAGES - 1.4%
PepsiCo, Inc.	15,892	2,943,516
BIOTECHNOLOGY - 0.9%
AbbVie, Inc.	14,922	2,010,441
BUILDING PRODUCTS - 2.0%
Carlisle Cos., Inc.	6,271	1,608,700
Johnson Controls International PLC	37,715	2,569,900
		4,178,600
CAPITAL MARKETS - 0.7%
Nasdaq, Inc.	31,472	1,568,879
CHEMICALS - 6.9%
Air Products and Chemicals, Inc.	13,424	4,020,891
Albemarle Corp.	8,247	1,839,823
Ecolab, Inc.	10,508	1,961,738
Linde PLC	14,975	5,706,673
Sherwin-Williams Co. (The)	3,846	1,021,190
		14,550,315
COMMERCIAL SERVICES & SUPPLIES - 1.2%
Cintas Corp.	5,192	2,580,839
CONSUMER DISCRETIONARY SERVICES - 0.0%†
24 Hour Fitness Worldwide, Inc.*	671	4
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.2%
Target Corp.	17,519	2,310,756
Walmart, Inc.	14,745	2,317,619
		4,628,375
ELECTRICAL EQUIPMENT - 0.7%
nVent Electric PLC	27,860	1,439,526
ENERGY EQUIPMENT & SERVICES - 0.1%
Weatherford International PLC*	1,897	125,999
FINANCIAL SERVICES - 1.9%
Visa, Inc., Class A	16,600	3,942,168
	Shares/ Principal	Fair Value
FOOD PRODUCTS - 1.9%
McCormick & Co., Inc.	24,545	$2,141,061
Mondelez International, Inc., Class A	25,695	1,874,193
		4,015,254
GROUND TRANSPORTATION - 1.5%
JB Hunt Transport Services, Inc.	7,800	1,412,034
Norfolk Southern Corp.	7,839	1,777,572
		3,189,606
HEALTH CARE EQUIPMENT & SUPPLIES - 7.0%
Abbott Laboratories	25,782	2,810,754
Becton Dickinson and Co.	13,687	3,613,505
Medtronic PLC	29,200	2,572,520
Stryker Corp.	19,160	5,845,524
		14,842,303
HEALTH CARE PROVIDERS & SERVICES - 2.3%
CVS Health Corp.	7,240	500,501
UnitedHealth Group, Inc.	9,146	4,395,934
		4,896,435
HOTELS, RESTAURANTS & LEISURE - 1.9%
McDonald's Corp.	10,856	3,239,539
Starbucks Corp.	8,800	871,728
		4,111,267
HOUSEHOLD PRODUCTS - 2.0%
Colgate-Palmolive Co.	20,836	1,605,206
Procter & Gamble Co. (The)	16,953	2,572,448
		4,177,654
INDUSTRIAL CONGLOMERATES - 1.7%
Honeywell International, Inc.	17,131	3,554,683
INSURANCE - 0.5%
Erie Indemnity Co., Class A	5,298	1,112,633
IT SERVICES - 1.9%
Accenture PLC, Class A	13,071	4,033,449
LIFE SCIENCES TOOLS & SERVICES - 1.9%
Danaher Corp.	3,726	894,240
West Pharmaceutical Services, Inc.	8,257	3,158,055
		4,052,295
MACHINERY - 1.4%
Donaldson Co., Inc.	14,040	877,641
Dover Corp.	14,399	2,126,012
		3,003,653
OIL, GAS & CONSUMABLE FUELS - 2.2%
Chevron Corp.	12,538	1,972,854
EOG Resources, Inc.	12,107	1,385,525
Exxon Mobil Corp.	12,244	1,313,169
		4,671,548

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
PHARMACEUTICALS - 1.8%
Johnson & Johnson	16,335	$2,703,769
Pfizer, Inc.	28,253	1,036,320
		3,740,089
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
Analog Devices, Inc.	22,518	4,386,732
Texas Instruments, Inc.	22,267	4,008,505
		8,395,237
SOFTWARE - 9.7%
Microsoft Corp.	42,591	14,503,939
Roper Technologies, Inc.	12,276	5,902,301
		20,406,240
SPECIALTY RETAIL - 2.7%
Lowe's Cos., Inc.	14,020	3,164,314
Ross Stores, Inc.	22,338	2,504,760
		5,669,074
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.3%
Apple, Inc.	2,900	562,513
TEXTILES, APPAREL & LUXURY GOODS - 1.2%
NIKE, Inc., Class B	23,176	2,557,935
TRADING COMPANIES & DISTRIBUTORS - 1.2%
WW Grainger, Inc.	3,275	2,582,632
TOTAL COMMON STOCKS (Cost - $64,415,784)		148,598,465
U.S. TREASURY SECURITIES AND AGENCY BONDS - 7.6%
Federal Farm Credit Banks Funding Corp., 2.10%, 2/25/36	$140,000	105,130
U.S. Treasury Bond 1.13%, 5/15/40	155,000	100,290
1.13%, 8/15/40	1,175,000	754,019
1.75%, 8/15/41	1,320,000	925,702
3.88%, 2/15/43	165,000	160,591
2.50%, 5/15/46††	915,000	702,191
2.25%, 8/15/46	795,000	579,543
2.75%, 8/15/47	150,000	120,428
2.75%, 11/15/47	319,000	256,072
3.13%, 5/15/48	100,000	86,094
3.00%, 8/15/48	330,000	277,870
2.88%, 5/15/49	100,000	82,488
1.25%, 5/15/50	980,000	549,795
2.38%, 5/15/51	275,000	204,091
1.88%, 11/15/51	580,000	382,052
3.63%, 5/15/53	135,000	129,516
U.S. Treasury Inflation Indexed Note, 0.63%, 1/15/26	619,209	590,299
U.S. Treasury Note 3.88%, 3/31/25	935,000	916,446
	Shares/ Principal	Fair Value
U.S. TREASURY SECURITIES AND AGENCY BONDS - 7.6% (Continued)
0.25%, 9/30/25	$900,000	$814,992
0.38%, 12/31/25	900,000	811,055
1.88%, 2/28/27	1,580,000	1,447,798
2.75%, 4/30/27	2,200,000	2,077,453
3.25%, 6/30/27	1,800,000	1,730,602
3.13%, 8/31/27	1,520,000	1,453,203
3.63%, 3/31/28	560,000	546,831
1.88%, 2/15/32	35,000	29,963
2.88%, 5/15/32	190,000	176,077
TOTAL U.S. TREASURY SECURITIES AND AGENCY BONDS (Cost - $17,421,245)		16,010,591
CORPORATE BONDS AND NOTES - 7.0%
AEROSPACE & DEFENSE - 0.1%
Boeing Co. (The) 5.15%, 5/1/30	150,000	148,503
3.65%, 3/1/47	100,000	71,404
		219,907
AGRICULTURE - 0.2%
Altria Group, Inc., 3.40%, 5/6/30	100,000	88,241
Imperial Brands Finance PLC, 4.25%, 7/21/25 (a)	200,000	191,784
Philip Morris International, Inc., 5.38%, 2/15/33	200,000	199,480
		479,505
AIRLINES - 0.1%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25 (a)	252,000	246,904
United Airlines 2020-1 Class B Pass-Through Trust, 4.88%, 1/15/26	34,250	32,623
		279,527
BANKS - 2.1%
Banco Santander SA, 2.75%, 12/3/30	200,000	156,078
Bank of America Corp.
3.86%, (3 Month Term SOFR + 1.20%), 7/23/24 (b)	200,000	199,754
3.50%, 4/19/26	500,000	479,477
2.59%, (SOFR + 2.15%), 4/29/31 (b)	100,000	83,940
1.92%, (SOFR + 1.37%), 10/24/31 (b)	200,000	158,216
BNP Paribas SA, 2.82%, (3 Month Term SOFR + 1.37%), 11/19/25 (a),(b)	200,000	190,682
BPCE SA, 2.05%, (SOFR + 1.09%), 10/19/27 (a),(b)	250,000	217,899
Citigroup, Inc.
2.57%, (SOFR + 2.11%), 6/3/31 (b)	100,000	83,385
3.06%, (SOFR + 1.35%), 1/25/33 (b)	200,000	166,871
Deutsche Bank AG/New York NY, 5.37%, 9/9/27	150,000	147,455

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
BANKS - 2.1% (Continued)
Goldman Sachs Group, Inc. (The)
1.95%, (SOFR + 0.91%), 10/21/27 (b)	$50,000	$44,461
1.99%, (SOFR + 1.09%), 1/27/32 (b)	300,000	236,046
2.38%, (SOFR + 1.25%), 7/21/32 (b)	200,000	160,130
HSBC Holdings PLC
0.98%, (SOFR + 0.71%), 5/24/25 (b)	200,000	190,255
1.59%, (SOFR + 1.29%), 5/24/27 (b)	200,000	176,455
JPMorgan Chase & Co., 4.49%, (3 Month Term SOFR + 3.79%), 3/24/31 (b)	400,000	384,392
Mitsubishi UFJ Financial Group, Inc., 5.06%, (US 1 Year CMT T-Note + 1.55%), 9/12/25 (b)	200,000	197,561
Mizuho Financial Group, Inc., 5.78%, (US 1 Year CMT T-Note + 1.65%), 7/6/29 (b)	200,000	200,427
Morgan Stanley, 2.24%, (SOFR + 1.18%), 7/21/32 (b)	500,000	397,252
Nordea Bank Abp, 4.75%, 9/22/25 (a)	200,000	195,690
Societe Generale SA, 1.79%, (US 1 Year CMT T-Note + 1.00%), 6/9/27 (a),(b)	200,000	174,773
US Bancorp, 5.73%, (SOFR + 1.43%), 10/21/26 (b)	100,000	99,922
Wells Fargo & Co., 4.54%, (SOFR + 1.56%), 8/15/26 (b)	100,000	97,697
		4,438,818
BEVERAGES - 0.0%†
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	100,000	97,220
BIOTECHNOLOGY - 0.2%
Amgen, Inc., 5.25%, 3/2/33	100,000	100,134
Biogen, Inc., 2.25%, 5/1/30	100,000	83,514
Royalty Pharma PLC, 2.15%, 9/2/31	300,000	235,077
		418,725
COMPUTERS - 0.0%†
Apple, Inc., 2.65%, 5/11/50	100,000	69,594
COSMETICS & PERSONAL CARE - 0.1%
Estee Lauder Cos., Inc. (The), 4.65%, 5/15/33	150,000	147,409
Kenvue, Inc., 5.05%, 3/22/28 (a)	150,000	151,141
		298,550
DIVERSIFIED FINANANCIAL SERVICES - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	150,000	120,162
	Shares/ Principal	Fair Value
ELECTRIC - 1.0%
Comision Federal de Electricidad, 3.35%, 2/9/31 (a)	$200,000	$156,936
Dominion Energy, Inc., 3.38%, 4/1/30	100,000	89,399
DTE Energy Co., 4.88%, 6/1/28	150,000	146,671
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	104,728
Duke Energy Corp., 3.75%, 9/1/46	100,000	75,493
Duke Energy Ohio, Inc., 5.25%, 4/1/33	50,000	50,334
EDP Finance BV, 1.71%, 1/24/28 (a)	200,000	171,043
Electricite de France SA, 5.70%, 5/23/28 (a)	200,000	199,634
Enel Finance International NV, 3.50%, 4/6/28 (a)	200,000	182,904
Exelon Corp., 4.05%, 4/15/30	200,000	186,843
Florida Power & Light Co., 4.63%, 5/15/30	100,000	98,355
Korea Electric Power Corp., 5.38%, 4/6/26 (a)	200,000	199,220
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	50,000	50,178
PacifiCorp, 6.10%, 8/1/36	100,000	102,284
Southern Co. (The), 3.70%, 4/30/30	50,000	45,819
Vistra Operations Co. LLC, 4.30%, 7/15/29 (a)	300,000	265,810
		2,125,651
FOOD - 0.2%
General Mills, Inc., 5.24%, 11/18/25	50,000	50,004
Hershey Co. (The), 4.50%, 5/4/33	100,000	99,261
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
2.50%, 1/15/27 (a)	200,000	175,220
3.63%, 1/15/32 (a)	200,000	162,288
		486,773
HEALTHCARE-PRODUCTS - 0.2%
GE Healthcare Technologies, Inc., 5.60%, 11/15/25	100,000	100,044
Revvity, Inc., 2.25%, 9/15/31	200,000	160,359
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	100,000	83,340
		343,743
HEALTHCARE-SERVICES - 0.3%
Centene Corp., 3.00%, 10/15/30	100,000	83,330
DaVita, Inc., 4.63%, 6/1/30 (a)	100,000	85,831
Elevance Health, Inc., 4.65%, 1/15/43	100,000	91,207
Kaiser Foundation Hospitals, 3.27%, 11/1/49	140,000	103,227
Quest Diagnostics, Inc., 2.80%, 6/30/31	245,000	211,035
		574,630
INSURANCE - 0.3%
AIA Group Ltd., 4.95%, 4/4/33 (a)	200,000	199,962
Arch Capital Group Ltd., 3.64%, 6/30/50	200,000	146,226
Arthur J Gallagher & Co., 3.05%, 3/9/52	200,000	127,291
Metropolitan Life Global Funding I, 4.30%, 8/25/29 (a)	150,000	142,131
		615,610

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
INTERNET - 0.1%
Meta Platforms, Inc., 4.95%, 5/15/33	$150,000	$149,821
LODGING - 0.1%
Studio City Finance Ltd., 5.00%, 1/15/29 (a)	200,000	148,205
MEDIA - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.80%, 4/1/31	200,000	160,860
Comcast Corp., 4.80%, 5/15/33	100,000	98,904
Fox Corp., 3.50%, 4/8/30	200,000	179,398
Time Warner Cable LLC, 6.75%, 6/15/39	100,000	95,948
		535,110
MISCELLANEOUS MANUFACTURING - 0.0%†
Eaton Corp., 4.15%, 3/15/33	100,000	94,927
MULTI-NATIONAL - 0.2%
African Export-Import Bank (The), 3.99%, 9/21/29 (a)	200,000	168,464
Banque Ouest Africaine de Developpement, 5.00%, 7/27/27 (a)	200,000	183,100
		351,564
OIL & GAS - 0.2%
Aker BP ASA, 4.00%, 1/15/31 (a)	200,000	177,666
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 4.49%, 5/1/30	50,000	48,219
Petroleos Mexicanos, 6.63%, 6/15/35	80,000	55,802
Phillips 66, 2.15%, 12/15/30	100,000	81,568
		363,255
PACKAGING & CONTAINERS - 0.0%†
Amcor Flexibles North America, Inc., 2.63%, 6/19/30	50,000	41,565
PHARMACEUTICALS - 0.2%
Bayer US Finance II LLC, 4.38%, 12/15/28 (a)	100,000	94,794
CVS Health Corp., 4.78%, 3/25/38	100,000	92,166
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	100,000	99,577
Teva Pharmaceutical Finance Netherlands III BV, 5.13%, 5/9/29	100,000	90,704
		377,241
PIPELINES - 0.3%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29 (a)	100,000	93,375
Energy Transfer LP
4.75%, 1/15/26	100,000	97,729
4.95%, 5/15/28	100,000	96,706
Enterprise Products Operating LLC, 3.13%, 7/31/29	100,000	89,572
	Shares/ Principal	Fair Value
PIPELINES - 0.3% (Continued)
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	$200,000	$196,813
TransCanada PipeLines Ltd., 4.25%, 5/15/28	100,000	95,418
Williams Cos., Inc. (The), 3.50%, 11/15/30	50,000	44,683
		714,296
REITS - 0.3%
Healthcare Realty Holdings LP, 2.00%, 3/15/31	300,000	230,220
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	100,000	68,902
NNN REIT, Inc., 4.30%, 10/15/28	200,000	185,193
Simon Property Group LP, 3.25%, 9/13/49	200,000	134,114
VICI Properties LP / VICI Note Co., Inc., 4.50%, 9/1/26 (a)	100,000	94,472
		712,901
RETAIL - 0.1%
Target Corp., 2.95%, 1/15/52	200,000	139,924
SOFTWARE - 0.1%
Fiserv, Inc., 2.65%, 6/1/30	150,000	127,784
TELECOMMUNICATIONS - 0.2%
AT&T, Inc., 2.55%, 12/1/33	150,000	117,828
T-Mobile USA, Inc.
3.88%, 4/15/30	200,000	184,237
3.30%, 2/15/51	100,000	69,972
Verizon Communications, Inc., 2.36%, 3/15/32	150,000	120,594
		492,631
TRANSPORTATION - 0.0%†
CSX Corp., 4.10%, 3/15/44	100,000	85,792
TOTAL CORPORATE BONDS AND NOTES (Cost - $16,438,483)		14,903,431
AGENCY MORTGAGE BACKED SECURITIES - 5.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.2%
Freddie Mac Pool
2.50%, 10/1/51	560,341	476,029
2.00%, 1/1/52	608,802	498,020
2.00%, 3/1/52	678,559	553,227
2.00%, 4/1/52	1,507,022	1,228,627
2.50%, 5/1/52	946,741	802,837
4.00%, 8/1/52	759,012	712,610
4.50%, 8/1/52	2,684,587	2,581,972
		6,853,322
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.2%
Fannie Mae or Freddie Mac
3.00%, 7/1/53 (c)	760,000	668,681
3.50%, 7/1/53 (c)	550,000	501,016

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.2% (Continued)
4.00%, 7/1/53 (c)	$530,000	$497,289
5.00%, 7/1/53 (c)	680,000	666,400
5.50%, 7/1/53 (c)	1,000,000	995,469
Fannie Mae Pool
3.00%, 11/1/48	232,812	208,296
3.00%, 11/1/51	547,752	483,790
2.50%, 4/1/52	225,291	191,088
3.50%, 12/1/52	538,499	491,689
		4,703,718
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.3%
Ginnie Mae II Pool
2.00%, 7/20/52	304,366	255,618
2.50%, 7/20/52	300,179	260,517
		516,135
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $12,460,707)		12,073,175
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 3.2%
Antares CLO 2018-1 Ltd., 6.90%, (3 Month US Libor + 1.65%), 4/20/31 (a),(b)	250,000	238,569
BRAVO Residential Funding Trust 2019-1, 3.50%, 3/25/58 (a)	13,465	13,015
BRAVO Residential Funding Trust 2019-NQM2, 3.50%, 10/25/44 (a),(d)	55,169	51,411
BX 2021-LBA3 Mortgage Trust, 6.09%, (1 Month US Libor + 0.90%), 10/15/36 (a),(b)	130,000	125,206
BX Commercial Mortgage Trust 2021-VOLT, 6.14%, (1 Month US Libor + 0.95%), 9/15/36 (a),(b)	130,000	124,481
BX Trust 2022-IND, 6.64%, (1 Month Term SOFR + 1.49%), 4/15/37 (a),(b)	201,439	198,372
Carlyle Direct Lending CLO 2015-1R LLC, 7.77%, (3 Month Term SOFR + 2.46%), 10/15/31 (a),(b)	250,000	234,646
CIFC Funding 2022-II Ltd., 6.35%, (3 Month Term SOFR + 1.32%), 4/19/35 (a),(b)	310,000	302,844
CIM Trust 2018-INV1, 4.00%, 8/25/48 (a),(d)	18,675	17,130
CIM Trust 2019-INV1, 4.00%, 2/25/49 (a),(d)	12,537	11,836
COLT 2022-4 Mortgage Loan Trust, 4.30%, 3/25/67 (a),(d)	88,289	82,570
Dryden 97 CLO Ltd., 6.35%, (3 Month Term SOFR + 1.30%), 4/20/35 (a),(b)	250,000	242,661
	Shares/ Principal		Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 3.2% (Continued)
Eleven Madison Trust 2015-11MD Mortgage Trust, 3.55%, 9/10/35 (a),(d)		$250,000	$222,443
Ellington CLO III Ltd., 6.90%, (3 Month US Libor + 1.65%), 7/20/30 (a),(b)		200,935	200,078
Fannie Mae Connecticut Avenue Securities
10.40%, (1 Month US Libor + 5.25%), 10/25/23 (b)		44,873	45,367
9.55%, (1 Month US Libor + 4.40%), 1/25/24 (b)		73,185	74,446
7.75%, (1 Month US Libor + 2.60%), 5/25/24 (b)		55,946	56,469
8.05%, (1 Month US Libor + 2.90%), 7/25/24 (b)		37,101	37,468
10.45%, (1 Month US Libor + 5.30%), 10/25/28 (b)		153,521	162,691
FirstKey Homes 2020-SFR2 Trust, 1.27%, 10/19/37 (a)		147,773	132,725
Freddie Mac STACR REMIC Trust 2022-DNA3, 7.07%, (SOFR + 2.00%), 4/25/42 (a),(b)		82,269	82,268
Freddie Mac Structured Agency Credit Risk Debt Notes, 10.30%, (1 Month US Libor + 5.15%), 11/25/28 (b)		94,468	99,883
Holland Park CLO DAC, 4.24%, (3 Month EUR Libor + 0.92%), 11/14/32 (a),(b)	EUR	500,000	530,209
Home Partners of America 2021-3 Trust, 2.65%, 1/17/41 (a)		73,948	62,194
Home Partners of America Trust 2021-2, 2.30%, 12/17/26 (a)		202,522	177,159
JP Morgan Mortgage Trust, 2.50%, 6/25/52 (a),(d)		101,183	86,764
JP Morgan Mortgage Trust 2021-13, 2.50%, 4/25/52 (a),(d)		208,504	178,792
JP Morgan Mortgage Trust 2021-14, 2.50%, 5/25/52 (a),(d)		157,180	134,782
Madison Park Euro Funding VIII DAC, 4.00%, (3 Month EUR Libor + 0.82%), 4/15/32 (a),(b)		325,000	344,448
Mill City Mortgage Loan Trust 2018-4, 3.50%, 4/25/66 (a),(d)		86,869	79,933
Neuberger Berman Loan Advisers CLO 27 Ltd., 6.67%, (3 Month Term SOFR + 1.36%), 1/15/30 (a),(b)		649,000	640,366
New Economy Assets Phase 1 Sponsor LLC, 1.91%, 10/20/61 (a)		260,000	222,535
OBX 2021-J3 Trust, 2.50%, 10/25/51 (a),(d)		78,866	67,627
Octagon Investment Partners 35 Ltd., 6.35%, (3 Month US Libor + 1.10%), 1/20/31 (a),(b)		500,000	489,089
Provident Funding Mortgage Trust 2019-1, 3.00%, 12/25/49 (a),(d)		23,500	19,919
Provident Funding Mortgage Trust 2021-J1, 2.50%, 10/25/51 (a),(d)		142,745	117,022
PSMC 2021-3 Trust, 2.50%, 8/25/51 (a),(d)		267,725	229,574

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 3.2% (Continued)
Strata CLO I Ltd., 7.77%, (3 Month Term SOFR + 2.46%), 1/15/31 (a),(b)	$200,000	$199,347
TICP CLO VI Ltd., 6.69%, (3 Month Term SOFR + 1.38%), 1/15/34 (a),(b)	300,000	295,474
Towd Point Mortgage Trust 2017-1, 2.75%, 10/25/56 (a),(d)	8,871	8,694
Towd Point Mortgage Trust 2017-2, 2.75%, 4/25/57 (a),(d)	10,601	10,423
Towd Point Mortgage Trust 2017-3, 2.75%, 7/25/57 (a),(d)	17,943	17,439
TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $7,082,339)		6,668,369
MUTUAL FUNDS - 0.7%
DEBT FUNDS - 0.7%
Franklin Floating Rate Daily Access Fund (Cost - $1,495,000)	198,803	1,504,940
MUNICIPAL BONDS - 0.5%
California Health Facilities Financing Authority, 2.93%, 6/1/32	45,000	38,505
City of Austin TX Electric Utility Revenue, 6.26%, 11/15/32	140,000	149,085
City of Salt Lake City UT Sales and Excise Tax Revenue, 3.10%, 4/1/38	40,000	33,308
Golden State Tobacco Securitization Corp., 3.85%, 6/1/50	275,000	249,142
Greenville City School District, 3.54%, 1/1/51	110,000	83,911
Massachusetts School Building Authority, 3.40%, 10/15/40	85,000	70,279
Regents of The University of California Medical Center Pooled Revenue, 4.56%, 5/15/53	100,000	92,804
San Bernardino Community College District
2.69%, 8/1/41	250,000	181,611
2.86%, 8/1/49	150,000	99,202
San Jose Redevelopment Agency Successor Agency, 3.23%, 8/1/27	90,000	84,329
Texas State University System, 2.94%, 3/15/33	35,000	30,004
TOTAL MUNICIPAL BONDS (Cost - $1,340,737)		1,112,180
SOVEREIGN DEBTS - 0.2%
Colombia Government International Bond, 5.00%, 6/15/45	200,000	138,859
Panama Government International Bond, 3.75%, 4/17/26 (a)	70,000	68,571
Peruvian Government International Bond, 2.78%, 1/23/31	200,000	170,870
Romanian Government International Bond, 6.13%, 1/22/44 (a)	130,000	125,130
TOTAL SOVEREIGN DEBTS (Cost - $654,035)		503,430
	Shares/ Principal	Fair Value
TERM LOANS - 0.0%†
Cloudera, Inc., 11.25%, (1 Month US Libor + 6.10%), 10/8/29 (b)	$1,860	$1,674
CSC Holdings LLC, 9.65%, 1/18/28	35,806	32,941
Osmosis Buyer Ltd., 8.90%, 7/31/28	24	23
TOTAL TERM LOANS (Cost - $37,616)		34,638
PREFERRED STOCKS - 0.0%†
CONSUMER DISCRETIONARY SERVICES - 0.0%†
24 Hour Fitness Worldwide, Inc., 0.00% (Cost - $2,145)*	1,589	—
SHORT-TERM INVESTMENTS - 6.4%
MONEY MARKET FUNDS - 6.4%
Dreyfus Government Cash Management, 5.00% (e)	6,669,617	6,669,617
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.99% (e)	6,815,692	6,815,692
TOTAL SHORT-TERM INVESTMENTS (Cost - $13,485,309)		13,485,309
TOTAL INVESTMENTS - 101.6% (Cost - $134,833,400)		$214,894,528
OTHER ASSETS LESS LIABILITIES - NET (1.6)%		(3,456,488)
TOTAL NET ASSETS - 100.0%		$211,438,040

*  Non-income producing security.

†  Represents less than 0.05%.

††  A portion of this investment is held as collateral for derivative investments.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2023, these securities amounted to $10,655,674 or 5.0% of net assets.

(b)  Variable rate security. The rate shown is the rate in effect at period end.

(c)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(d)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

(e)  The rate shown is the annualized seven-day yield at period end.

CLO - Collateralized Loan Obligation

CMT - Treasury Constant Maturity Rate

EUR - EURO

Libor - London Interbank Offer Rate

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

Holdings by Asset Class	% of Net Assets
Common Stocks	70.3%
U.S. Treasury Securities and Agency Bonds	7.6%
Corporate Bonds and Notes	7.0%
Short-Term Investments	6.4%
Agency Mortgage Backed Securities	5.7%
Asset Backed and Commercial Backed Securities	3.2%
Mutual Funds	0.7%
Municipal Bonds	0.5%
Sovereign Debts	0.2%
Preferred Stocks	0.0%†
Term Loans	0.0%†
Other Assets Less Liabilities - Net	(1.6)%
100.0%

†  Represents less than 0.05%.

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 10 Year Note Future	J.P. Morgan Securities LLC	3	9/20/2023	$336,797	$(5,508)
U.S. 2 Year Note Future	J.P. Morgan Securities LLC	26	9/29/2023	5,286,938	(63,416)
U.S. 5 Year Note Future	J.P. Morgan Securities LLC	9	9/29/2023	963,844	(19,125)
					(88,049)
SHORT FUTURES CONTRACTS
U.S. 10 Year Ultra Future	J.P. Morgan Securities LLC	3	9/20/2023	355,313	3,328
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(84,721)

INTEREST RATE SWAPS
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount†	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	At Maturity	SOFR	1.924%	08/12/27	500,000	$49,653	$41	$49,612
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS						$49,653	$41	$49,612

†  Unless otherwise indicated, notional amount is shown in USD.

CREDIT DEFAULT SWAPS
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	MCDX.NA.31	Quarterly	Buy	1.00%	-	NR	12/20/23	$1,050,000	$2,968	$1,003	$1,965
Citibank NA	Carnival Corp.	Quarterly	Buy	1.00%	-	B-	06/21/27	200,000	(23,491)	(28,792)	5,301
Citibank NA	CDX.EM.38	Quarterly	Sell	-	1.00%	NR	12/20/27	285,000	11,840	20,356	(8,516)
Citibank NA	CDX.NA.IG.40	Quarterly	Buy	-	1.00%	NR	06/20/28	400,000	5,977	3,435	2,542
Citibank NA	CDX.NA.HY.40	Quarterly	Sell	-	5.00%	NR	06/20/28	545,000	(15,925)	61	(15,986)
Citibank NA	CDX.NA.HY.40	Quarterly	Sell	-	5.00%	NR	06/20/28	450,000	(13,255)	(6,027)	(7,228)
Citibank NA	CDX.NA.HY.40	Quarterly	Sell	-	5.00%	NR	06/20/28	250,000	(7,304)	(5,037)	(2,267)
Citibank NA	CDX.NA.HY.40	Quarterly	Sell	-	5.00%	NR	06/20/28	170,000	(4,966)	(4,100)	(866)
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED DEPRECIATION ON CREDIT DEFAULT SWAPS									$(44,156)	$(19,101)	$(25,055)

*  Credit ratings for the underlying securities in the index are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used. If all three agencies are unrated, a credit rating is assigned using an internal credit analyst rating.

**  The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

NR - Not Rated

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

FORWARD FOREIGN CURRENCY CONTRACTS
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
07/10/23	JP Morgan Chase Bank	117,777	USD	17,000,000	JPY	$(21)
07/10/23	JP Morgan Chase Bank	17,000,000	JPY	131,422	USD	(13,624)
08/28/23	JP Morgan Chase Bank	1,224,493	USD	1,130,000	EUR	(11,946)
08/28/23	JP Morgan Chase Bank	309,000	EUR	334,624	USD	3,481
07/10/23	JP Morgan Chase Bank	54,817	USD	50,000	EUR	240
07/10/23	JP Morgan Chase Bank	50,000	EUR	54,586	USD	(9)
10/10/23	JP Morgan Chase Bank	17,000,000	JPY	119,484	USD	33
TOTAL NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(21,846)

EUR - Euro

JPY - Japanese Yen

USD - United States Dollar

See accompanying notes to financial statements.

Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2023

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 96.2%
DEBT FUNDS - 15.6%
iShares 10+ Year Investment Grade Corporate Bond ETF	43,502	$2,242,528
iShares 10-20 Year Treasury Bond ETF	51,999	5,759,929
iShares 1-3 Year Treasury Bond ETF	46,322	3,755,788
iShares 1-5 Year Investment Grade Corporate Bond ETF	52,173	2,617,519
iShares 20+ Year Treasury Bond ETF	13,198	1,358,602
iShares 3-7 Year Treasury Bond ETF	30,835	3,554,042
iShares 5-10 Year Investment Grade Corporate Bond ETF	49,592	2,507,868
iShares 7-10 Year Treasury Bond ETF	8,568	827,669
iShares Core Total USD Bond Market ETF	241,720	10,991,008
iShares Core U.S. Aggregate Bond ETF	71,474	7,000,878
iShares MBS ETF	87,819	8,190,439
TOTAL DEBT FUNDS		48,806,270
EQUITY FUNDS - 80.6%
iShares Core MSCI EAFE ETF	436,074	29,434,995
iShares Core MSCI Emerging Markets ETF	102,370	5,045,817
iShares Core S&P 500 ETF	226,971	101,163,244
iShares Core S&P Mid-Cap ETF	75,383	19,711,147
iShares Core S&P Small-Cap ETF	101,197	10,084,281
iShares ESG Aware MSCI USA ETF	112,677	10,981,500
iShares MSCI EAFE Growth ETF	111,639	10,651,477
	Shares/ Principal	Fair Value
EQUITY FUNDS - 80.6% (Continued)
iShares MSCI EAFE Value ETF	132,152	$6,467,519
iShares MSCI USA Min Vol Factor ETF	58,534	4,350,832
iShares MSCI USA Quality Factor ETF	273,980	36,951,683
iShares U.S. Infrastructure ETF	34,062	1,331,143
iShares U.S. Technology ETF	152,081	16,557,059
TOTAL EQUITY FUNDS		252,730,697
TOTAL EXCHANGE TRADED FUNDS (Cost - $214,465,037)		301,536,967
SHORT-TERM INVESTMENTS - 3.9%
MONEY MARKET FUNDS - 3.9%
Dreyfus Government Cash Management, 5.00% (a)	9,314,042	9,314,042
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.99% (a)	2,999,033	2,999,033
TOTAL SHORT-TERM INVESTMENTS (Cost - $12,313,075)		12,313,075
TOTAL INVESTMENTS - 100.1% (Cost - $226,778,112)		$313,850,042
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(431,630)
TOTAL NET ASSETS - 100.0%		$313,418,412

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	96.2%
Short-Term Investments	3.9%
Other Assets Less Liabilities - Net	(0.1)%
100.0%

See accompanying notes to financial statements.

Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2023

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 96.2%
DEBT FUNDS - 31.5%
iShares 10+ Year Investment Grade Corporate Bond ETF	28,003	$1,443,555
iShares 10-20 Year Treasury Bond ETF	21,338	2,363,610
iShares 1-3 Year Treasury Bond ETF	28,030	2,272,672
iShares 1-5 Year Investment Grade Corporate Bond ETF	36,779	1,845,202
iShares 20+ Year Treasury Bond ETF	7,657	788,212
iShares 3-7 Year Treasury Bond ETF	21,395	2,465,988
iShares 5-10 Year Investment Grade Corporate Bond ETF	32,247	1,630,731
iShares 7-10 Year Treasury Bond ETF	5,933	573,128
iShares Core Total USD Bond Market ETF	161,903	7,361,729
iShares Core U.S. Aggregate Bond ETF	48,517	4,752,240
iShares Fallen Angels USD Bond ETF	9,043	229,421
iShares JP Morgan USD Emerging Markets Bond ETF	6,518	564,068
iShares MBS ETF	66,279	6,181,511
TOTAL DEBT FUNDS		32,472,067
EQUITY FUNDS - 64.7%
iShares Core MSCI EAFE ETF	113,009	7,628,107
iShares Core MSCI Emerging Markets ETF	29,346	1,446,464
iShares Core S&P 500 ETF	59,576	26,553,619
iShares Core S&P Mid-Cap ETF	19,842	5,188,286
iShares Core S&P Small-Cap ETF	27,109	2,701,412
	Shares/ Principal	Fair Value
EQUITY FUNDS - 64.7% (Continued)
iShares ESG Aware MSCI USA ETF	29,221	$2,847,879
iShares MSCI EAFE Growth ETF	29,462	2,810,969
iShares MSCI EAFE Value ETF	41,308	2,021,614
iShares MSCI USA Min Vol Factor ETF	15,785	1,173,299
iShares MSCI USA Quality Factor ETF	71,219	9,605,307
iShares U.S. Infrastructure ETF	9,351	365,437
iShares U.S. Technology ETF	38,762	4,220,019
TOTAL EQUITY FUNDS		66,562,412
TOTAL EXCHANGE TRADED FUNDS (Cost - $77,445,049)		99,034,479
SHORT-TERM INVESTMENTS - 4.0%
MONEY MARKET FUNDS - 4.0%
Dreyfus Government Cash Management, 5.00% (a)	3,091,490	3,091,490
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.99% (a)	1,000,355	1,000,355
TOTAL SHORT-TERM INVESTMENTS (Cost - $4,091,845)		4,091,845
TOTAL INVESTMENTS - 100.2% (Cost - $81,536,894)		$103,126,324
OTHER ASSETS LESS LIABILITIES - NET (0.2)%		(198,685)
TOTAL NET ASSETS - 100.0%		$102,927,639

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	96.2%
Short-Term Investments	4.0%
Other Assets Less Liabilities - Net	(0.2)%
100.0%

See accompanying notes to financial statements.

Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2023

	Shares/ Principal	Fair Value
VARIABLE INSURANCE TRUSTS - 78.7%
DEBT FUNDS - 18.9%
MFS Total Return Bond Series, Class I*	1,267,726	$14,705,616
EQUITY FUNDS - 59.8%
American Century VP Mid Cap Value, Class I	117,014	2,222,105
American Century VP Value Fund, Class I	634,564	7,379,984
MFS Growth Series*	190,085	11,319,575
MFS VIT II - International Intrinsic Value Portfolio, Class I*	167,200	5,128,039
MFS VIT II Blended Research Core Equity Portfolio, Class I*	67,509	3,771,045
MFS VIT Mid Cap Growth Series*	279,334	2,259,808
Putnam VT Large Cap Growth Fund*	355,948	4,531,223
Putnam VT Large Cap Value Fund*	360,459	9,750,428
TOTAL EQUITY FUNDS		46,362,207
TOTAL VARIABLE INSURANCE TRUSTS (Cost - $51,598,262)		61,067,823
EXCHANGE TRADED FUNDS - 17.0%
DEBT FUNDS - 4.7%
iShares 1-5 Year Investment Grade Corporate Bond ETF	43,864	2,200,657
iShares Core U.S. Aggregate Bond ETF	14,903	1,459,749
TOTAL DEBT FUNDS		3,660,406
	Shares/ Principal	Fair Value
EQUITY FUNDS - 12.3%
iShares Core MSCI EAFE ETF	97,269	$6,565,657
iShares Core MSCI Emerging Markets ETF	14,697	724,415
iShares Core S&P Small-Cap ETF	22,206	2,212,828
TOTAL EQUITY FUNDS		9,502,900
TOTAL EXCHANGE TRADED FUNDS (Cost - $12,688,076)		13,163,306
SHORT-TERM INVESTMENTS - 4.3%
MONEY MARKET FUNDS - 4.3%
Dreyfus Government Cash Management, 5.00% (a)	3,174,265	3,174,265
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.99% (a)	159,367	159,367
TOTAL SHORT-TERM INVESTMENTS (Cost - $3,333,632)		3,333,632
TOTAL INVESTMENTS - 100.0% (Cost - $67,619,970)		$77,564,761
OTHER ASSETS LESS LIABILITIES - NET 0.0%†		19,963
TOTAL NET ASSETS - 100.0%		$77,584,724

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Variable Insurance Trusts	78.7%
Exchange Traded Funds	17.0%
Short-Term Investments	4.3%
Other Assets Less Liabilities - Net	0.0%†
100.0%

†  Represents less than 0.05%.

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2023

	Shares/ Principal	Fair Value
COMMON STOCKS - 62.9%
AEROSPACE & DEFENSE - 1.4%
Boeing Co. (The)*	4,287	$905,243
General Dynamics Corp.	5,695	1,225,279
Lockheed Martin Corp.	2,465	1,134,837
Raytheon Technologies Corp.	15,234	1,492,323
		4,757,682
AIR FREIGHT & LOGISTICS - 0.2%
C.H. Robinson Worldwide, Inc.	7,996	754,423
AUTOMOBILES - 0.3%
Ford Motor Co.	18,041	272,960
Tesla, Inc.*	3,017	789,760
		1,062,720
BANKS - 1.1%
JPMorgan Chase & Co.	25,292	3,678,469
BEVERAGES - 1.2%
Constellation Brands, Inc., Class A	5,992	1,474,811
Monster Beverage Corp.*	43,895	2,521,329
		3,996,140
BIOTECHNOLOGY - 1.1%
Alnylam Pharmaceuticals, Inc.*	799	151,762
Apellis Pharmaceuticals, Inc.*	732	66,685
Ascendis Pharma A/S, ADR*	1,135	101,299
Biogen, Inc.*	1,390	395,941
Celldex Therapeutics, Inc.*	2,341	79,430
Cytokinetics, Inc.*	5,840	190,501
Genmab A/S, ADR*	3,693	140,371
Gilead Sciences, Inc.	3,136	241,691
Immunocore Holdings PLC, ADR*	1,409	84,484
ImmunoGen, Inc.*	4,511	85,123
Karuna Therapeutics, Inc.*	985	213,597
Moderna, Inc.*	1,150	139,725
Prothena Corp. PLC*	934	63,774
PTC Therapeutics, Inc.*	1,581	64,299
Regeneron Pharmaceuticals, Inc.*	586	421,064
REVOLUTION Medicines, Inc.*	3,349	89,586
Roivant Sciences Ltd.*	6,900	69,552
Sage Therapeutics, Inc.*	4,040	189,961
Sarepta Therapeutics, Inc.*	631	72,262
Syndax Pharmaceuticals, Inc.*	2,447	51,216
United Therapeutics Corp.*	445	98,234
Vaxcyte, Inc.*	1,438	71,814
Vertex Pharmaceuticals, Inc.*	2,185	768,923
		3,851,294
BROADLINE RETAIL - 3.5%
Amazon.com, Inc.*	87,198	11,367,131
Etsy, Inc.*	11,228	950,001
		12,317,132
	Shares/ Principal	Fair Value
BUILDING PRODUCTS - 0.6%
AZEK Co., Inc. (The)*	11,340	$343,489
Builders FirstSource, Inc.*	4,249	577,864
Fortune Brands Innovations, Inc.	4,851	349,029
Johnson Controls International PLC	5,777	393,645
Masterbrand, Inc.*	3,631	42,229
Trane Technologies PLC	800	153,008
Zurn Elkay Water Solutions Corp.	7,215	194,011
		2,053,275
CAPITAL MARKETS - 2.0%
Ares Management Corp., Class A	28,637	2,759,175
Morgan Stanley	11,247	960,494
S&P Global, Inc.	5,699	2,284,672
Tradeweb Markets, Inc., Class A	14,550	996,384
		7,000,725
CHEMICALS - 1.7%
Cabot Corp.	12,985	868,567
Celanese Corp.	5,346	619,067
FMC Corp.	8,826	920,905
Ingevity Corp.*	5,522	321,159
Linde PLC	4,912	1,871,865
Livent Corp.*	11,089	304,171
PPG Industries, Inc.	7,407	1,098,458
		6,004,192
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Clean Harbors, Inc.*	3,541	582,247
Waste Connections, Inc.	4,922	703,501
		1,285,748
CONSTRUCTION & ENGINEERING - 0.2%
Fluor Corp.*	19,482	576,667
MasTec, Inc.*	2,132	251,512
		828,179
CONSUMER FINANCE - 0.6%
American Express Co.	11,782	2,052,424
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.0%
Performance Food Group Co.*	54,477	3,281,694
CONTAINERS & PACKAGING - 0.1%
Ball Corp.	5,338	310,725
ELECTRIC UTILITIES - 1.7%
Edison International	14,304	993,413
Exelon Corp.	26,287	1,070,932
NextEra Energy, Inc.	14,986	1,111,961
PG&E Corp.*	87,652	1,514,627
Southern Co. (The)	15,964	1,121,471
		5,812,404

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
ELECTRICAL EQUIPMENT - 0.2%
AMETEK, Inc.	2,960	$479,165
Emerson Electric Co.	2,934	265,204
		744,369
ENERGY EQUIPMENT & SERVICES - 0.3%
Schlumberger NV	20,465	1,005,241
ENTERTAINMENT - 1.1%
Activision Blizzard, Inc.*	10,841	913,896
Spotify Technology SA*	6,756	1,084,676
Walt Disney Co. (The)*	20,759	1,853,364
		3,851,936
FINANCIAL SERVICES - 1.9%
Block, Inc.*	20,528	1,366,549
Equitable Holdings, Inc.	14,993	407,210
FleetCor Technologies, Inc.*	2,860	718,089
Global Payments, Inc.	9,283	914,561
PayPal Holdings, Inc.*	9,165	611,580
Visa, Inc., Class A	5,875	1,395,195
WEX, Inc.*	5,723	1,041,987
		6,455,171
FOOD PRODUCTS - 0.8%
Hershey Co. (The)	6,206	1,549,638
Lamb Weston Holdings, Inc.	11,682	1,342,846
		2,892,484
GAS UTILITIES - 0.3%
Atmos Energy Corp.	7,769	903,845
GROUND TRANSPORTATION - 0.1%
Knight-Swift Transportation Holdings, Inc.	8,648	480,483
HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
Abbott Laboratories	12,098	1,318,924
Boston Scientific Corp.*	23,908	1,293,184
Dexcom, Inc.*	6,706	861,788
Edwards Lifesciences Corp.*	10,610	1,000,841
Insulet Corp.*	2,614	753,721
Stryker Corp.	2,773	846,014
		6,074,472
HEALTH CARE PROVIDERS & SERVICES - 2.5%
agilon health, Inc.*	31,401	544,493
AmerisourceBergen Corp.	6,369	1,225,587
Centene Corp.*	18,760	1,265,362
Elevance Health, Inc.	2,437	1,082,735
HCA Healthcare, Inc.	3,934	1,193,890
Humana, Inc.	2,429	1,086,079
Molina Healthcare, Inc.*	3,569	1,075,126
UnitedHealth Group, Inc.	2,783	1,337,621
		8,810,893
	Shares/ Principal	Fair Value
HEALTH CARE REITS - 0.3%
Welltower, Inc.	12,285	$993,734
HOTEL & RESORT REITS - 0.3%
Ryman Hospitality Properties, Inc.	10,198	947,598
HOTELS, RESTAURANTS & LEISURE - 1.2%
Airbnb, Inc., Class A*	15,475	1,983,276
Chipotle Mexican Grill, Inc.*	322	688,758
DraftKings, Inc., Class A*	12,962	344,400
Hyatt Hotels Corp., Class A	11,094	1,271,151
		4,287,585
HOUSEHOLD DURABLES - 0.4%
DR Horton, Inc.	2,441	297,045
Lennar Corp., Class A	3,932	492,719
Skyline Champion Corp.*	6,785	444,078
		1,233,842
INDUSTRIAL CONGLOMERATES - 0.2%
Honeywell International, Inc.	3,479	721,893
INDUSTRIAL REITS - 0.2%
Rexford Industrial Realty, Inc.	14,810	773,378
INSURANCE - 1.9%
Arch Capital Group Ltd.*	12,194	912,721
Assured Guaranty Ltd.	9,778	545,612
Chubb Ltd.	5,657	1,089,312
Everest Re Group Ltd.	1,166	398,609
Marsh & McLennan Cos., Inc.	9,432	1,773,971
MetLife, Inc.	11,828	668,637
Progressive Corp. (The)	6,328	837,637
Trupanion, Inc.*	19,133	376,537
		6,603,036
INTERACTIVE MEDIA & SERVICES - 6.0%
Alphabet, Inc., Class A*	96,488	11,549,614
Bumble, Inc., Class A*	40,803	684,674
Cargurus, Inc.*	32,044	725,156
Meta Platforms, Inc., Class A*	27,995	8,034,005
		20,993,449
IT SERVICES - 1.1%
GoDaddy, Inc., Class A*	18,369	1,380,063
Okta, Inc.*	1,847	128,089
Snowflake, Inc., Class A*	1,528	268,897
VeriSign, Inc.*	8,680	1,961,420
		3,738,469
LIFE SCIENCES TOOLS & SERVICES - 1.3%
Agilent Technologies, Inc.	8,174	982,923
Danaher Corp.	7,782	1,867,680

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
LIFE SCIENCES TOOLS & SERVICES - 1.3% (Continued)
ICON PLC*	4,164	$1,041,833
Illumina, Inc.*	3,732	699,713
		4,592,149
MACHINERY - 0.9%
Caterpillar, Inc.	1,843	453,470
Flowserve Corp.	13,602	505,314
Fortive Corp.	8,127	607,656
Ingersoll Rand, Inc.	4,402	287,715
Middleby Corp. (The)*	3,604	532,779
Westinghouse Air Brake Technologies Corp.	5,728	628,190
		3,015,124
MEDIA - 0.5%
New York Times Co. (The), Class A	18,657	734,713
Omnicom Group, Inc.	11,861	1,128,574
		1,863,287
OIL, GAS & CONSUMABLE FUELS - 2.6%
BP PLC, ADR	77,055	2,719,271
ConocoPhillips	18,275	1,893,473
Diamondback Energy, Inc.	2,375	311,980
EOG Resources, Inc.	5,091	582,614
Marathon Petroleum Corp.	8,706	1,015,119
Shell PLC, ADR	43,394	2,620,130
		9,142,587
PASSENGER AIRLINES - 0.2%
Delta Air Lines, Inc.*	14,618	694,940
PERSONAL CARE PRODUCTS - 0.2%
Estee Lauder Cos., Inc. (The), Class A	3,889	763,722
PHARMACEUTICALS - 3.3%
Aclaris Therapeutics, Inc.*	4,994	51,788
AstraZeneca PLC, ADR	18,440	1,319,751
Elanco Animal Health, Inc.*	18,050	181,583
Eli Lilly and Co.	7,760	3,639,285
GSK PLC, ADR	12,714	453,127
Merck & Co., Inc.	22,566	2,603,891
Novartis AG, ADR	6,204	626,046
Pfizer, Inc.	49,977	1,833,156
Zoetis, Inc.	3,869	666,280
		11,374,907
PROFESSIONAL SERVICES - 0.6%
Ceridian HCM Holding, Inc.*	14,381	963,096
Genpact Ltd.	11,843	444,941
Science Applications International Corp.	5,347	601,430
TriNet Group, Inc.*	2,009	190,795
		2,200,262
	Shares/ Principal	Fair Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
CoStar Group, Inc.*	2,934	$261,126
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
Advanced Micro Devices, Inc.*	27,268	3,106,098
KLA Corp.	3,146	1,525,873
Marvell Technology, Inc.	7,626	455,882
Micron Technology, Inc.	17,862	1,127,271
NVIDIA Corp.	5,665	2,396,408
ON Semiconductor Corp.*	13,102	1,239,187
Teradyne, Inc.	11,250	1,252,463
Texas Instruments, Inc.	15,412	2,774,468
		13,877,650
SOFTWARE - 6.3%
Aurora Innovation, Inc.*	47,857	140,699
Bentley Systems, Inc., Class B	2,352	127,549
Guidewire Software, Inc.*	2,912	221,545
HashiCorp, Inc., Class A*	9,867	258,318
HubSpot, Inc.*	747	397,471
Microsoft Corp.	48,723	16,592,130
Palo Alto Networks, Inc.*	2,225	568,510
Salesforce, Inc.*	7,624	1,610,646
SentinelOne, Inc., Class A*	7,207	108,826
ServiceNow, Inc.*	2,246	1,262,185
Workday, Inc., Class A*	2,847	643,109
		21,930,988
SPECIALIZED REITs - 0.2%
Public Storage	2,210	645,055
SPECIALTY RETAIL - 1.2%
AutoZone, Inc.*	374	932,517
TJX Cos., Inc. (The)	39,198	3,323,598
		4,256,115
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.0%
Apple, Inc.	35,998	6,982,532
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
Deckers Outdoor Corp.*	670	353,532
NIKE, Inc., Class B	7,502	827,996
		1,181,528
TOBACCO - 0.9%
Philip Morris International, Inc.	32,731	3,195,200
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Herc Holdings, Inc.	424	58,024
WESCO International, Inc.	1,398	250,326
		308,350

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
T-Mobile US, Inc.*	12,781	$1,775,281
TOTAL COMMON STOCKS (Cost - $138,346,789)		218,619,907
U.S. TREASURY SECURITIES AND AGENCY BONDS - 12.0%
U.S. Treasury Bond
3.25%, 5/15/42	$45,000	40,090
3.38%, 8/15/42	1,301,500	1,179,535
4.00%, 11/15/42	853,300	846,500
3.88%, 2/15/43	918,000	893,472
3.88%, 5/15/43	754,000	734,443
3.00%, 11/15/44	610,000	514,950
2.50%, 2/15/45	2,620,000	2,024,462
2.88%, 8/15/45	545,000	448,901
2.50%, 5/15/46	805,000	617,775
3.00%, 5/15/47	470,000	394,965
2.75%, 8/15/47	320,000	256,913
2.88%, 5/15/52	1,631,200	1,349,627
4.00%, 11/15/52	1,940,100	1,989,512
3.63%, 2/15/53	1,546,500	1,481,740
3.63%, 5/15/53	667,000	639,903
U.S. Treasury Note
4.50%, 11/30/24	1,440,000	1,424,531
1.00%, 12/15/24	85,000	79,986
4.25%, 12/31/24	846,000	834,037
1.13%, 1/15/25	1,400,000	1,316,383
1.50%, 2/15/25	350,000	330,299
3.88%, 3/31/25	846,000	829,212
2.63%, 4/15/25	495,000	474,697
3.88%, 4/30/25	725,000	710,755
4.25%, 5/31/25	3,000,000	2,961,797
4.00%, 2/15/26	231,000	227,400
4.63%, 3/15/26	43,000	43,039
0.75%, 8/31/26	505,000	450,279
0.88%, 9/30/26	1,715,000	1,533,987
1.13%, 10/31/26	510,000	458,422
1.25%, 11/30/26	140,000	126,098
1.25%, 12/31/26	3,335,000	3,000,588
2.50%, 3/31/27††	1,060,000	993,046
2.75%, 4/30/27	155,000	146,366
2.63%, 5/31/27	144,000	135,253
3.25%, 6/30/27	295,000	283,626
3.13%, 8/31/27	260,600	249,148
4.13%, 9/30/27	1,122,100	1,115,438
4.13%, 10/31/27	908,300	903,191
3.88%, 11/30/27	192,200	189,415
3.88%, 12/31/27	313,600	309,104
3.50%, 1/31/28	735,200	713,661
4.00%, 2/29/28	798,100	791,927
1.25%, 3/31/28	44,000	38,490
3.63%, 3/31/28	746,000	728,457
	Shares/ Principal	Fair Value
U.S. TREASURY SECURITIES AND AGENCY BONDS - 12.0% (Continued)
3.50%, 4/30/28	$3,230,000	$3,137,137
3.63%, 5/31/28	1,880,000	1,838,288
4.00%, 6/30/28	475,000	472,180
1.50%, 11/30/28	195,000	170,503
2.38%, 3/31/29	53,000	48,371
2.63%, 7/31/29	125,000	115,425
4.00%, 10/31/29	318,000	317,056
3.88%, 11/30/29	171,000	169,390
3.88%, 12/31/29	196,300	194,513
3.50%, 4/30/30	112,000	108,710
3.75%, 5/31/30	129,000	127,146
3.38%, 5/15/33	148,300	142,947
TOTAL U.S. TREASURY SECURITIES AND AGENCY BONDS (Cost - $43,790,950)		41,653,086
CORPORATE BONDS AND NOTES - 9.2%
AEROSPACE & DEFENSE - 0.0%†
Lockheed Martin Corp., 4.85%, 9/15/41	50,000	47,662
AGRICULTURE - 0.2%
Philip Morris International, Inc.
5.13%, 11/17/27	170,000	170,478
5.63%, 11/17/29	115,000	117,136
5.13%, 2/15/30	285,000	281,525
5.75%, 11/17/32	185,000	189,453
		758,592
AIRLINES - 0.0%†
United Airlines 2016-1 Class AA Pass-Through Trust, 3.10%, 7/7/28	70,979	64,031
United Airlines 2018-1 Class B Pass Through Trust, 4.60%, 3/1/26	20,478	18,903
		82,934
AUTO MANUFACTURERS - 0.0%†
Daimler Truck Finance North America LLC, 5.15%, 1/16/26 (a)	150,000	149,256
BANKS - 2.1%
Bank of America Corp.
1.73%, (SOFR + 0.96%), 7/22/27 (b)	435,000	387,918
3.42%, (3 Month Term SOFR + 1.30%), 12/20/28 (b)	11,000	10,085
2.65%, (SOFR + 1.22%), 3/11/32 (b)	290,000	240,100
2.30%, (SOFR + 1.22%), 7/21/32 (b)	45,000	35,975
Bank of New York Mellon Corp. (The), 4.97%, (SOFR + 1.61%), 4/26/34 (b)	486,000	474,426
BNP Paribas SA, 2.82%, (3 Month Term SOFR + 1.37%), 11/19/25 (a),(b)	200,000	190,682
Credit Agricole SA
4.38%, 3/17/25 (a)	200,000	192,657

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
BANKS - 2.1% (Continued)
5.51%, 7/5/33 (a)	$250,000	$251,382
Credit Suisse AG, 7.50%, 2/15/28	544,000	577,650
Danske Bank A/S
3.88%, 9/12/23 (a)	200,000	199,230
1.62%, (US 1 Year CMT T-Note + 1.35%), 9/11/26 (a),(b)	435,000	390,126
Deutsche Bank AG, 6.72%, (SOFR + 3.18%), 1/18/29 (b)	170,000	170,183
Goldman Sachs Group, Inc. (The)
5.70%, 11/1/24	614,000	612,902
3.50%, 1/23/25	200,000	192,950
3.27%, (3 Month US Libor + 1.46%), 9/29/25 (b)	375,000	362,278
1.43%, (SOFR + 0.80%), 3/9/27 (b)	495,000	442,145
HSBC Holdings PLC, 7.39%, (SOFR + 3.35%), 11/3/28 (b)	350,000	369,268
JPMorgan Chase & Co.
2.07%, (SOFR + 1.02%), 6/1/29 (b)	10,000	8,573
5.35%, (SOFR + 1.85%), 6/1/34 (b)	503,000	506,766
Manufacturers & Traders Trust Co., 4.70%, 1/27/28	301,000	281,320
Morgan Stanley
4.35%, 9/8/26	455,000	439,281
5.95%, (US 5 Year CMT T-Note + 2.43%), 1/19/38 (b)	272,000	268,350
Standard Chartered PLC, 0.99%, (US 1 Year CMT T-Note + 0.78%), 1/12/25 (a),(b)	260,000	252,010
Wells Fargo & Co.
3.00%, 2/19/25	150,000	143,930
4.90%, (SOFR + 2.10%), 7/25/33 (b)	368,000	353,075
		7,353,262
BEVERAGES - 0.1%
Bacardi Ltd. / Bacardi-Martini BV
5.25%, 1/15/29 (a)	100,000	99,100
5.90%, 6/15/43 (a)	115,000	115,967
		215,067
BUILDING MATERIALS - 0.0%†
Trane Technologies Financing Ltd., 5.25%, 3/3/33	140,000	141,674
COMMERCIAL SERVICES - 0.2%
Ashtead Capital, Inc., 5.50%, 8/11/32 (a)	200,000	193,293
ERAC USA Finance LLC
4.90%, 5/1/33 (a)	374,000	365,256
5.40%, 5/1/53 (a)	138,000	137,595
		696,144
COSMETICS & PERSONAL CARE - 0.1%
Estee Lauder Cos., Inc. (The), 5.15%, 5/15/53	247,000	249,552
	Shares/ Principal	Fair Value
DISTRIBUTION & WHOLESALE - 0.0%†
LKQ Corp., 5.75%, 6/15/28 (a)	$100,000	$99,232
DIVERSIFIED FINANCIAL SERVICES - 0.9%
American Express Co., 5.04%, (SOFR + 1.84%), 5/1/34 (b)	767,000	749,661
Aviation Capital Group LLC, 1.95%, 9/20/26 (a)	410,000	355,147
Capital One Financial Corp.
6.31%, (SOFR + 2.64%), 6/8/29 (b)	195,000	193,638
6.38%, (SOFR + 2.86%), 6/8/34 (b)	378,000	375,161
Intercontinental Exchange, Inc.
4.00%, 9/15/27	411,000	400,476
4.35%, 6/15/29	701,000	686,928
Nasdaq, Inc.
5.55%, 2/15/34	130,000	130,460
5.95%, 8/15/53	35,000	35,794
6.10%, 6/28/63	35,000	35,740
		2,963,005
ELECTRIC - 1.2%
Alabama Power Co., 1.45%, 9/15/30	30,000	23,738
Appalachian Power Co., 3.40%, 6/1/25	200,000	191,509
CMS Energy Corp., 4.75%, (US 5 Year CMT T-Note + 4.12%), 6/1/50 (b)	202,000	174,164
Dominion Energy South Carolina, Inc., 6.63%, 2/1/32	80,000	87,982
Dominion Energy, Inc.
3.38%, 4/1/30	5,000	4,470
4.35%, (US 5 Year CMT T-Note + 3.20%), 4/15/71 (b)	195,000	163,824
Duke Energy Corp.
3.75%, 4/15/24	225,000	221,797
2.65%, 9/1/26	70,000	64,691
Edison International, 5.25%, 11/15/28	239,000	232,453
Florida Power & Light Co., 5.05%, 4/1/28	45,000	45,332
Georgia Power Co.
4.70%, 5/15/32	918,000	886,932
4.75%, 9/1/40	65,000	59,504
5.13%, 5/15/52	165,000	160,059
Metropolitan Edison Co., 5.20%, 4/1/28 (a)	15,000	14,842
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	40,000	40,143
Pacific Gas and Electric Co., 4.50%, 7/1/40	673,175	521,907
Pennsylvania Electric Co., 5.15%, 3/30/26 (a)	10,000	9,837
SCE Recovery Funding LLC
0.86%, 11/15/31	98,170	81,248
1.94%, 5/15/38	50,000	36,358
2.51%, 11/15/43	30,000	20,181
Sempra Energy, 4.13%, (US 5 Year CMT T-Note + 2.87%), 4/1/52 (b)	251,000	202,576
Southern California Edison Co.
3.70%, 8/1/25	45,000	43,271
4.00%, 4/1/47	50,000	39,641

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
ELECTRIC - 1.2% (Continued)
5.88%, 12/1/53	$190,000	$193,508
Southern Co. (The), 2.95%, 7/1/23	290,000	290,000
Texas Electric Market Stabilization Funding N LLC, 4.27%, 8/1/34 (a)	360,869	343,201
		4,153,168
ELECTRONICS - 0.1%
Honeywell International, Inc.
4.25%, 1/15/29	110,000	107,028
4.50%, 1/15/34	396,000	387,277
		494,305
ENTERTAINMENT - 0.2%
Warnermedia Holdings, Inc., 4.05%, 3/15/29	816,000	745,762
FOOD - 0.1%
Sigma Alimentos SA de CV, 4.13%, 5/2/26 (a)	240,000	228,901
GAS - 0.2%
Boston Gas Co., 3.15%, 8/1/27 (a)	60,000	54,576
CenterPoint Energy Resources Corp., 5.25%, 3/1/28	416,000	415,739
KeySpan Gas East Corp., 2.74%, 8/15/26 (a)	275,000	249,617
		719,932
HEALTHCARE-PRODUCTS - 0.1%
Alcon Finance Corp., 5.38%, 12/6/32 (a)	400,000	405,153
HEALTHCARE-SERVICES - 0.2%
Bon Secours Mercy Health, Inc.
3.56%, 8/1/27	270,000	251,131
2.10%, 6/1/31	135,000	107,671
Children's Hospital/DC, 2.93%, 7/15/50	85,000	55,179
CommonSpirit Health, 4.20%, 8/1/23	105,000	104,848
Dignity Health, 3.81%, 11/1/24	92,000	88,982
Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	20,000	13,853
Toledo Hospital (The), 5.75%, 11/15/38	75,000	73,733
		695,397
INSURANCE - 0.3%
Allstate Corp. (The), 5.25%, 3/30/33	100,000	99,660
American International Group, Inc., 3.40%, 6/30/30	120,000	106,107
Athene Global Funding, 2.50%, 3/24/28 (a)	650,000	548,963
Principal Financial Group, Inc., 3.40%, 5/15/25	150,000	143,490
		898,220
INTERNET - 0.0%†
Meta Platforms, Inc., 5.60%, 5/15/53	137,000	140,635
LODGING - 0.2%
Genting New York LLC / GENNY Capital, Inc., 3.30%, 2/15/26 (a)	600,000	534,254
	Shares/ Principal	Fair Value
MEDIA - 0.1%
Comcast Corp., 3.25%, 11/1/39	$348,000	$275,398
Discovery Communications LLC, 4.00%, 9/15/55	108,000	71,699
		347,097
OIL & GAS - 0.8%
BP Capital Markets America, Inc., 4.81%, 2/13/33	725,000	714,079
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T-Note + 4.40%), 12/22/71 (b)	156,000	141,804
Equinor ASA, 3.00%, 4/6/27	610,000	570,729
Hess Corp., 7.30%, 8/15/31	460,000	504,225
Occidental Petroleum Corp., 6.20%, 3/15/40	383,000	377,481
Var Energi ASA, 8.00%, 11/15/32 (a)	350,000	370,303
		2,678,621
PHARMACEUTICALS - 0.1%
Pfizer Investment Enterprises Pte Ltd., 5.11%, 5/19/43	386,000	386,407
PIPELINES - 0.5%
Cheniere Energy Partners LP, 5.95%, 6/30/33 (a)	310,000	311,299
EIG Pearl Holdings Sarl, 3.55%, 8/31/36 (a)	389,000	331,136
Enterprise Products Operating LLC, 5.35%, 1/31/33	457,000	464,532
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)	144,000	132,185
3.45%, 10/15/27 (a)	25,000	22,312
Greensaif Pipelines Bidco Sarl
6.13%, 2/23/38 (a)	250,000	255,161
6.51%, 2/23/42 (a)	200,000	207,657
		1,724,282
REAL ESTATE - 0.1%
CBRE Services, Inc., 5.95%, 8/15/34	447,000	442,199
REITS - 0.5%
Extra Space Storage LP
5.70%, 4/1/28	359,000	358,541
5.50%, 7/1/30	95,000	94,199
Realty Income Corp., 4.90%, 7/15/33	963,000	920,031
SBA Tower Trust
2.84%, 1/15/25 (a)	100,000	94,275
1.88%, 1/15/26 (a)	95,000	85,281
1.63%, 11/15/26 (a)	115,000	98,919
VICI Properties LP / VICI Note Co., Inc., 4.13%, 8/15/30 (a)	115,000	101,340
		1,752,586
SOFTWARE - 0.2%
Activision Blizzard, Inc.
4.50%, 6/15/47	222,000	204,537
2.50%, 9/15/50	158,000	101,644

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
SOFTWARE - 0.2% (Continued)
Oracle Corp., 3.65%, 3/25/41	$550,000	$422,959
		729,140
TELECOMMUNICATIONS - 0.3%
AT&T, Inc.
2.55%, 12/1/33	266,000	208,949
5.40%, 2/15/34	541,000	541,577
4.30%, 12/15/42	45,000	38,141
3.85%, 6/1/60	33,000	23,838
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 3/20/25 (a)	179,375	177,077
		989,582
TRUCKING & LEASING - 0.4%
DAE Funding LLC, 1.55%, 8/1/24 (a)	500,000	474,554
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.95%, 3/10/25 (a)	345,000	331,532
5.70%, 2/1/28 (a)	340,000	335,028
5.55%, 5/1/28 (a)	215,000	211,642
		1,352,756
TOTAL CORPORATE BONDS AND NOTES (Cost - $33,203,619)		32,174,777
AGENCY MORTGAGE BACKED SECURITIES - 8.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.2%
Freddie Mac Gold Pool
3.00%, 9/1/28	2,193	2,094
2.50%, 10/1/28	4,416	4,154
2.50%, 12/1/31	27,552	25,740
3.50%, 11/1/34	28,933	27,411
3.00%, 2/1/43	18,409	16,973
3.50%, 10/1/43	8,920	8,331
4.00%, 8/1/44	5,302	5,096
3.00%, 11/1/46	523,322	461,145
3.00%, 12/1/46	137,280	121,033
		671,977
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.2%
Fannie Mae Pool
2.50%, 4/1/28	6,360	5,983
3.00%, 10/1/28	3,779	3,609
2.50%, 2/1/30	12,047	11,318
2.50%, 6/1/30	38,724	36,364
2.50%, 10/1/31	74,765	69,822
2.50%, 12/1/31	29,842	27,867
3.50%, 6/1/37	124,015	117,973
4.00%, 1/1/38	410,855	398,376
4.50%, 1/1/38	183,839	180,232
4.50%, 4/1/38	679,934	666,630
2.50%, 2/1/41	68,187	59,942
	Shares/ Principal	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.2% (Continued)
2.00%, 4/1/41	$146,949	$124,130
2.00%, 5/1/41	164,255	138,756
2.00%, 7/1/41	311,535	263,188
2.00%, 10/1/41	149,916	126,665
2.00%, 10/1/41	133,056	112,405
1.50%, 11/1/41	333,149	271,145
3.00%, 7/1/43	27,875	25,139
4.00%, 11/1/43	10,684	10,538
3.00%, 1/1/46	110,573	99,098
4.00%, 1/1/46	142,791	136,722
4.00%, 2/1/46	153,488	146,956
3.00%, 10/1/46	716,308	631,524
3.50%, 4/1/50	574,278	527,805
2.50%, 7/1/50	326,539	280,902
3.00%, 7/1/50	284,409	253,426
2.00%, 11/1/50	313,176	256,229
2.00%, 12/1/50	331,493	271,221
2.00%, 2/1/51	75,690	62,097
2.00%, 4/1/51	180,563	148,107
2.50%, 5/1/51	1,445,025	1,233,823
3.50%, 7/1/51	950,837	875,539
2.50%, 8/1/51	987,177	846,445
2.00%, 9/1/51	211,760	174,972
3.00%, 10/1/51	631,082	561,742
2.50%, 11/1/51	678,510	586,237
2.50%, 12/1/51	360,136	306,675
2.50%, 1/1/52	385,682	329,795
4.50%, 7/1/52	475,366	457,369
4.00%, 8/1/52	229,150	215,000
4.00%, 9/1/52	366,389	345,249
4.50%, 9/1/52	412,118	396,410
4.00%, 10/1/52	229,973	215,978
5.50%, 10/1/52	463,800	464,207
5.50%, 1/1/53	219,185	218,224
5.00%, 5/1/53	268,036	262,748
Freddie Mac Pool
4.50%, 9/1/37	274,891	269,481
4.50%, 1/1/38	174,684	171,380
4.50%, 5/1/38	36,651	35,933
2.50%, 7/1/41	220,926	194,201
2.00%, 11/1/41	261,769	221,110
2.50%, 2/1/42	503,801	445,627
2.50%, 1/1/51	260,596	223,382
2.00%, 2/1/51	139,729	114,083
2.00%, 3/1/51	586,859	479,111
2.00%, 5/1/51	130,959	107,462
2.00%, 5/1/51	2,320,105	1,906,669
2.50%, 7/1/51	723,073	618,884
3.00%, 10/1/51	540,603	480,263
2.00%, 4/1/52	1,315,657	1,085,198

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.2% (Continued)
4.50%, 8/1/52	$474,601	$456,818
5.00%, 8/1/52	228,730	224,744
5.00%, 10/1/52	909,970	892,682
5.00%, 1/1/53	231,537	227,213
5.00%, 1/1/53	120,454	118,127
5.00%, 2/1/53	166,912	163,625
5.50%, 2/1/53	35,815	35,775
5.00%, 4/1/53	112,927	110,709
		21,537,059
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.9%
Ginnie Mae II Pool
3.00%, 12/20/42	14,060	12,873
3.50%, 7/1/43	14,966	14,103
4.00%, 12/20/44	4,841	4,697
4.00%, 8/20/48	12,603	12,073
4.00%, 9/1/48	28,339	27,252
4.00%, 10/20/48	12,267	11,796
3.00%, 11/1/49	161,683	146,060
2.00%, 1/1/51	202,839	170,652
2.00%, 2/1/51	178,627	150,391
2.50%, 3/1/51	200,020	173,877
2.00%, 7/1/51	234,956	197,662
3.00%, 7/1/51	682,056	612,207
2.50%, 8/1/51	769,131	666,526
2.50%, 10/1/51	454,366	393,817
2.00%, 11/1/51	532,258	447,674
3.50%, 1/1/52	1,001,388	924,150
3.00%, 3/1/52	525,855	469,659
3.50%, 3/1/52	417,445	385,187
4.00%, 4/1/52	172,425	163,016
4.00%, 5/1/52	490,257	463,638
3.50%, 7/1/52	333,890	308,084
4.00%, 8/1/52	457,222	432,292
4.50%, 8/1/52	343,881	332,596
2.50%, 12/1/52	367,614	318,251
		6,838,533
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $30,572,583)		29,047,569
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 2.8%
Affirm Asset Securitization Trust 2020-Z1, 1.07%, 8/15/25 (a)	36,144	35,450
Affirm Asset Securitization Trust 2021-B, 1.03%, 8/17/26 (a)	195,000	193,177
Angel Oak Mortgage Trust 2019-6, 2.62%, 11/25/59 (a),(c)	13,275	12,479
Banc of America Commercial Mortgage Trust 2015-UBS7, 3.71%, 9/15/48	155,000	146,270
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 2.8% (Continued)
BFLD Trust 2020-OBRK, 7.31%, (1 Month US Libor + 2.16%), 11/15/28 (a),(b)	$180,000	$179,420
BX Trust 2021-LGCY, 5.70%, (1 Month US Libor + 0.51%), 10/15/36 (a),(b)	815,000	787,081
BXHPP Trust 2021-FILM
5.84%, (1 Month US Libor + 0.65%), 8/15/36 (a),(b)	185,000	174,808
6.09%, (1 Month US Libor + 0.90%), 8/15/36 (a),(b)	155,000	142,841
Castlelake Aircraft Structured Trust 2019-1A, 3.97%, 4/15/39 (a)	146,156	129,750
CF Hippolyta Issuer LLC 2021-1A, 1.53%, 3/15/61 (a)	94,245	81,730
CFMT 2021-AL1 LLC, 1.39%, 9/22/31 (a)	300,764	288,723
Citigroup Commercial Mortgage Trust 2019-SMRT, 4.15%, 1/1/36 (a)	100,000	98,779
Connecticut Avenue Security Trust 2021-R01, 6.62%, (SOFR + 1.55%), 10/25/41 (a),(b)	70,000	68,434
Fannie Mae REMICS
3.00%, 4/1/43	216,234	196,014
3.50%, 6/25/44	53,452	51,089
3.00%, 1/1/45	122,555	107,927
3.00%, 1/25/45	190,306	170,807
3.00%, 12/25/45	222,744	202,791
1.50%, 10/1/49	220,895	173,186
3.00%, 12/25/54	340,666	319,739
Fannie Mae-Aces
5.53%, (1 Month US Libor + 0.40%), 10/25/24 (b)	11,168	11,131
2.39%, 10/25/36 (c)	383,390	303,140
Flagstar Mortgage Trust 2018-3INV, 4.00%, 5/25/48 (a),(c)	72,752	66,252
Flagstar Mortgage Trust 2021-9INV, 2.00%, 9/25/41 (a),(c)	154,993	124,815
Ford Credit Auto Owner Trust 2021-REV1, 1.61%, 10/17/33 (a)	100,000	89,839
Freddie Mac Multifamily Structured Pass Through Certificates
2.40%, 3/1/32	280,000	238,171
3.71%, 9/25/32 (c)	104,000	97,936
2.36%, 10/1/36	245,000	189,625
4.43%, 4/25/60 (c)	260,000	258,953
Freddie Mac REMICS
4.00%, 9/1/41	201,888	193,282
1.75%, 9/15/42	245,387	223,756
1.50%, 10/15/42	20,395	17,740
3.00%, 6/15/45	251,210	234,769
3.00%, 7/15/47	170,943	155,713
4.00%, 7/1/48	146,520	136,757
2.00%, 7/1/50	425,324	370,865

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 2.8% (Continued)
Freddie Mac STACR REMIC Trust 2020-DNA5, 7.87%, (SOFR + 2.80%), 10/25/50 (a),(b)	$86,997	$88,071
Government National Mortgage Association
5.69%, (1 Month US Libor + 0.60%), 5/20/65 (b)	41,208	40,748
4.56%, (1 Month US Libor + 0.62%), 8/20/65 (b)	49,012	48,834
4.64%, (1 Month US Libor + 0.70%), 10/20/65 (b)	88	86
4.59%, (1 Month US Libor + 1.00%), 12/20/65 (b)	42,414	42,263
GSR Mortgage Loan Trust 2005-AR6, 4.07%, 9/25/35 (c)	3,604	3,418
Home Partners of America Trust 2021-2, 2.30%, 12/1/26 (a)	327,893	286,829
Horizon Aircraft Finance III Ltd., 3.43%, 11/15/39 (a)	221,222	174,238
Life 2021-BMR Mortgage Trust, 5.96%, (1 Month US Libor + 0.81%), 3/15/38 (a),(b)	98,297	95,782
Metlife Securitization Trust, 3.00%, 4/25/55 (a),(c)	45,421	41,931
Mill City Mortgage Loan Trust 2017-3, 2.75%, 1/25/61 (a),(c)	24,462	23,227
Navient Private Education Refi Loan Trust 2023-A, 5.51%, 10/15/71 (a)	322,269	316,883
New Economy Assets Phase 1 Sponsor, LLC, 2.41%, 10/20/61 (a)	120,000	99,894
New Residential Mortgage Loan Trust 2019-RPL3, 2.75%, 7/25/59 (a),(c)	46,678	42,963
SCF Equipment Leasing 2021-1 LLC, 0.83%, 8/21/28 (a)	275,578	268,964
Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/58	96,032	92,008
Seasoned Credit Risk Transfer Trust Series 2021-1, 2.50%, 9/1/60	561,270	507,371
SFAVE Commercial Mortgage Securities Trust 2015-5AVE, 4.14%, 1/5/43 (a),(c)	100,000	69,144
SFS Auto Receivables Securitization Trust 2023-1, 5.89%, 3/22/27 (a)	130,000	129,827
SoFi Consumer Loan Program 2021-1 Trust, 0.49%, 9/25/30 (a)	15,635	15,442
SREIT Trust 2021-MFP, 6.27%, (1 Month US Libor + 1.08%), 11/15/38 (a),(b)	415,000	402,622
Structured Adjustable Rate Mortgage Loan Trust
5.28%, 2/25/34 (c)	2,105	2,057
5.13%, 9/25/34 (c)	1,947	1,885
Texas Natural Gas Securitization Finance Corp.
5.10%, 4/1/35	190,000	190,694
0.00%, 4/1/41	145,000	149,228
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 2.8% (Continued)
Towd Point Mortgage Trust 2017-2, 2.75%, 4/25/57 (a),(c)	$3,262	$3,207
Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (a),(c)	48,942	44,804
Towd Point Mortgage Trust 2018-1, 3.00%, 1/25/58 (a),(c)	18,089	16,897
Wells Fargo Commercial Mortgage Trust 2015-NXS1, 3.15%, 5/15/48	250,000	235,614
TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $10,519,902)		9,708,170
MUNICIPAL BONDS - 0.8%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, 6.90%, 12/1/40	75,000	85,008
Chicago Transit Authority Sales Tax Receipts Fund, 1.84%, 12/1/23	100,000	98,384
County of Sacramento CA, 5.73%, 8/15/23	91,896	91,852
Dallas Fort Worth International Airport
4.09%, 11/1/51	15,000	13,228
4.51%, 11/1/51	85,000	79,106
Golden State Tobacco Securitization Corp.
2.75%, 6/1/34	10,000	8,137
3.29%, 6/1/42	20,000	15,025
3.00%, 6/1/46	40,000	36,830
Illinois Municipal Electric Agency, 6.83%, 2/1/35	195,000	211,543
Kansas Development Finance Authority, 5.37%, 5/1/26	60,000	59,615
Metropolitan Transportation Authority
6.20%, 11/15/26	10,000	10,061
6.81%, 11/15/40	180,000	194,765
5.18%, 11/15/49	65,000	59,204
Municipal Electric Authority of Georgia, 6.64%, 4/1/57	229,000	261,368
New York State Urban Development Corp., 1.83%, 3/15/29	40,000	33,944
Philadelphia Authority for Industrial Development, 6.55%, 10/15/28	270,000	285,174
State of Illinois, 5.10%, 6/1/33	1,195,000	1,174,335
University of California, 1.61%, 5/15/30	20,000	16,419
TOTAL MUNICIPAL BONDS (Cost - $2,993,667)		2,733,998
EXCHANGE TRADED FUNDS - 0.6%
EQUITY FUNDS - 0.6%
SPDR S&P 500 ETF TRUST (Cost - $2,027,101)	4,655	2,063,468
SOVEREIGN DEBTS - 0.0%†
Saudi Government International Bond, 5.00%, 1/18/53 (Cost - $185,477) (a)	200,000	185,040

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2023

	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 3.7%
MONEY MARKET FUNDS - 3.7%
Dreyfus Government Cash Management, 5.00% (d)	10,369,000	$10,369,000
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.99% (d)	2,402,232	2,402,232
TOTAL MONEY MARKET FUNDS (Cost - $12,771,232)		12,771,232
TOTAL SHORT-TERM INVESTMENTS (Cost - $12,771,232)		12,771,232
TOTAL INVESTMENTS - 100.3% (Cost - $274,411,320)		$348,957,247
OTHER ASSETS LESS LIABILITIES - NET (0.3)%		(1,166,539)
TOTAL NET ASSETS - 100.0%		$347,790,708

*  Non-income producing security.

†  Represents less than 0.05%.

††  A portion of this investment is held as collateral for derivative investments.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2023, these securities amounted to $13,699,321 or 3.9% of net assets.

(b)  Variable rate security. The rate shown is the rate in effect at period end.

(c)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

(d)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

CMT - Treasury Constant Maturity Rate

Libor - London Interbank Offer Rate

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

Holdings by Asset Class	% of Net Assets
Common Stocks	62.9%
U.S. Treasury Securities and Agency Bonds	12.0%
Corporate Bonds and Notes	9.2%
Agency Mortgage Backed Securities	8.3%
Short-Term Investments	3.7%
Asset Backed and Commercial Backed Securities	2.8%
Municipal Bonds	0.8%
Exchange Traded Funds	0.6%
Sovereign Debts	0.0%†
Other Assets Less Liabilities - Net	(0.3)%
100.0%

†  Represents less than 0.05%.

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 2 Year Note Future	JP Morgan Chase Bank	12	9/29/2023	$2,440,125	$(24,313)
U.S. 5 Year Note Future	JP Morgan Chase Bank	48	9/29/2023	5,140,500	(58,117)
					(82,430)
SHORT FUTURES CONTRACTS
U.S. 10 Year Ultra Future	JP Morgan Chase Bank	8	9/20/2023	947,500	7,094
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(75,336)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic BlackRock Selects Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Investments in securities, at cost	$163,345,827	$76,910,476	$153,084,463	$134,833,400
Investments in securities, at fair value	$171,682,549	$89,521,183	$173,037,857	$214,894,528
Cash	232	-	-	-
Foreign cash (cost $-, $-, $- and $10,502, respectively)	-	-	-	10,238
Deposit with broker	29,529	47,564	30,389	114,346
Segregated cash for derivatives	-	-	-	50,407
Unrealized appreciation on forward foreign currency contracts	-	-	-	3,754
Unrealized appreciation on swap contracts	-	-	-	24,557
Receivable for securities sold	-	-	-	11,183
Interest and dividends receivable	31,232	16,690	32,444	525,517
Prepaid expenses	3,883	2,038	4,006	4,827
Total Assets	171,747,425	89,587,475	173,104,696	215,639,357
Liabilities:
Premiums received on open swap contracts	-	-	-	19,060
Unrealized depreciation on futures contracts, net	-	-	-	84,721
Unrealized depreciation on forward foreign currency contracts	-	-	-	25,600
Due to custodian	-	119	-	10,283
Payable for securities purchased	-	-	-	3,552,494
Payable for portfolio shares redeemed	84,120	73,950	233,879	269,944
Accrued distribution (12b-1) fees	35,184	18,335	35,446	42,944
Accrued investment advisory fees	70,132	39,963	77,983	139,096
Administrative service fees payable	17,866	9,366	18,215	22,152
Accrued expenses and other liabilities	21,688	13,533	22,380	35,023
Total Liabilities	228,990	155,266	387,903	4,201,317
Net Assets	$171,518,435	$89,432,209	$172,716,793	$211,438,040
Composition of Net Assets:
Paid-in capital	$147,637,899	$86,691,121	$163,320,655	$112,743,830
Total distributable earnings	23,880,536	2,741,088	9,396,138	98,694,210
Net Assets	$171,518,435	$89,432,209	$172,716,793	$211,438,040
Class II Shares:
Net Assets	$171,518,435	$89,432,209	$172,716,793	$211,438,040
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	14,756,954	7,861,867	16,386,829	14,272,363
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.62	$11.38	$10.54	$14.81

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)

June 30, 2023 (Unaudited)

Assets:	Global Atlantic Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio
Investments in securities, at cost	$226,778,112	$81,536,894	$67,619,970	$274,411,320
Investments in securities, at fair value	$313,850,042	$103,126,324	$77,564,761	$348,957,247
Cash	38	-	53,749	4,616
Deposit with broker	22,524	28,516	20,000	98,789
Receivable for securities sold	-	-	-	5,871,685
Interest and dividends receivable	48,575	16,419	13,656	948,416
Prepaid expenses	7,059	2,344	1,777	8,012
Total Assets	313,928,238	103,173,603	77,653,943	355,888,765
Liabilities:
Unrealized depreciation on futures contracts, net	-	-	-	75,336
Payable for securities purchased	-	-	-	7,458,210
Payable for portfolio shares redeemed	242,294	153,889	17,706	164,607
Accrued distribution (12b-1) fees	63,903	21,060	15,792	71,222
Accrued investment advisory fees	129,975	45,870	16,774	228,712
Administrative service fees payable	32,529	10,792	8,080	36,648
Accrued expenses and other liabilities	41,125	14,353	10,867	63,322
Total Liabilities	509,826	245,964	69,219	8,098,057
Net Assets	$313,418,412	$102,927,639	$77,584,724	$347,790,708
Composition of Net Assets:
Paid-in capital	$205,241,685	$77,871,911	$63,084,109	$278,901,544
Total distributable earnings	108,176,727	25,055,728	14,500,615	68,889,164
Net Assets	$313,418,412	$102,927,639	$77,584,724	$347,790,708
Class II Shares:
Net Assets	$313,418,412	$102,927,639	$77,584,724	$347,790,708
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	23,734,998	8,570,707	6,612,816	27,080,571
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.20	$12.01	$11.73	$12.84

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic BlackRock Selects Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Investment Income:
Dividend income	$901,136	$950,994	$1,446,518	$1,362,327
Interest income**	164,011	99,213	178,369	1,366,418
Total Investment Income	1,065,147	1,050,207	1,624,887	2,728,745
Expenses:
Investment advisory fee	768,246	243,881	477,962	895,648
Distribution fees (12b-1) - Class II Shares	213,402	110,855	217,256	263,426
Administrative service fees	28,030	14,561	28,536	34,601
Legal fees	23,723	12,369	24,299	29,618
Trustees fees	10,086	5,258	10,335	12,622
Custody fees	2,345	2,679	2,588	10,078
Miscellaneous expenses	41,472	21,641	42,510	52,143
Total Expenses	1,087,304	411,244	803,486	1,298,136
Expenses waived	(344,665)	(3,297)	-	(44,229)
Net Expenses	742,639	407,947	803,486	1,253,907
Net Investment Income	322,508	642,260	821,401	1,474,838
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,403,469)	(1,686,033)	1,916,311	8,044,047
Futures contracts	(2,181,336)	(506,080)	(2,229,733)	(2,486,600)
Swap contracts	-	-	-	(77,490)
Swaptions	-	-	-	41,640
Forward foreign currency contracts	-	-	-	(30,941)
Foreign currency translations	-	23	-	(2,256)
Capital gain distributions from underlying funds	2,882,747	-	-	-
	(702,058)	(2,192,090)	(313,422)	5,488,400
Net change in unrealized appreciation/(depreciation) on:
Investments	13,094,444	7,685,538	11,938,813	4,083,726
Futures contracts	(857,565)	(489,218)	(807,708)	(839,127)
Swap contracts	-	-	-	99,744
Swaptions	-	-	-	(8,404)
Forward foreign currency contracts	-	-	-	(2,977)
Foreign currency translations	-	(23)	-	(12,583)
	12,236,879	7,196,297	11,131,105	3,320,379
Net Realized and Change in Unrealized Gain	11,534,821	5,004,207	10,817,683	8,808,779
Net Increase in Net Assets Resulting from Operations	$11,857,329	$5,646,467	$11,639,084	$10,283,617
** Foreign taxes withheld	$-	$-	$-	$31

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)

For the Six Months Ended June 30, 2023 (Unaudited)

	Global Atlantic Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio
Investment Income:
Dividend income*	$2,819,565	$1,024,879	$653,757	$1,455,049
Interest income	337,411	113,227	84,299	2,551,770
Total Investment Income	3,156,976	1,138,106	738,056	4,006,819
Expenses:
Investment advisory fee	852,772	283,869	348,386	1,488,527
Distribution fees (12b-1) - Class II Shares	387,623	129,031	96,774	437,802
Administrative service fees	50,914	16,948	12,711	57,505
Legal fees	43,080	14,420	10,792	49,028
Trustees fees	18,317	6,128	4,591	20,813
Custody fees	3,830	2,569	1,717	26,887
Miscellaneous expenses	75,314	25,180	18,886	86,054
Total Expenses	1,431,850	478,145	493,857	2,166,616
Expenses waived	(67,415)	(3,310)	(246,115)	(82,678)
Net Expenses	1,364,435	474,835	247,742	2,083,938
Net Investment Income	1,792,541	663,271	490,314	1,922,881
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	13,759,386	2,380,191	(798,038)	5,378,139
Futures contracts	(6,739,513)	(1,027,627)	(1,424,609)	(3,535,732)
Capital gain distributions from underlying funds	-	-	1,229,244	-
	7,019,873	1,352,564	(993,403)	1,842,407
Net change in unrealized appreciation/(depreciation) on:
Investments	18,755,875	6,342,928	6,363,295	25,467,602
Futures contracts	(2,289,105)	(557,140)	(472,068)	(2,430,854)
	16,466,770	5,785,788	5,891,227	23,036,748
Net Realized and Change in Unrealized Gain	23,486,643	7,138,352	4,897,824	24,879,155
Net Increase in Net Assets Resulting from Operations	$25,279,184	$7,801,623	$5,388,138	$26,802,036
* Foreign taxes withheld	$-	$-	$-	$11,698

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic American Funds® Managed Risk Portfolio		Global Atlantic Balanced Managed Risk Portfolio
	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$322,508	$5,500,713	$642,260	$1,253,991
Net realized gain (loss)	(702,058)	15,956,421	(2,192,090)	(4,013,415)
Net change in unrealized appreciation (depreciation)	12,236,879	(57,473,679)	7,196,297	(14,633,602)
Net increase (decrease) in net assets resulting from operations	11,857,329	(36,016,545)	5,646,467	(17,393,026)
From Distributions to Shareholders:
Total distributions paid	-	(12,098,249)	-	(8,646,423)
From Shares of Beneficial Interest:
Proceeds from shares sold	533,545	338,549	1,422,210	1,041,348
Reinvestment of distributions	-	12,098,249	-	8,646,423
Cost of shares redeemed	(13,550,819)	(24,174,943)	(7,135,563)	(13,525,365)
Net decrease in net assets from share transactions of beneficial interest	(13,017,274)	(11,738,145)	(5,713,353)	(3,837,594)
Total decrease in net assets	(1,159,945)	(59,852,939)	(66,886)	(29,877,043)
Net Assets:
Beginning of period	172,678,380	232,531,319	89,499,095	119,376,138
End of period	$171,518,435	$172,678,380	$89,432,209	$89,499,095
Share Activity:
Class II
Shares sold	47,395	26,063	128,939	82,642
Shares reinvested	-	1,130,678	-	816,470
Shares redeemed	(1,208,227)	(2,007,223)	(646,701)	(1,122,351)
Net decrease in shares of beneficial interest outstanding	(1,160,832)	(850,482)	(517,762)	(223,239)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Selects Managed Risk Portfolio		Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$821,401	$1,444,844	$1,474,838	$2,277,705
Net realized gain (loss)	(313,422)	(8,412,211)	5,488,400	9,554,377
Net change in unrealized appreciation (depreciation)	11,131,105	(28,298,115)	3,320,379	(46,443,458)
Net increase (decrease) in net assets resulting from operations	11,639,084	(35,265,482)	10,283,617	(34,611,376)
From Distributions to Shareholders:
Total distributions paid	-	(11,495,510)	-	(5,603,502)
From Shares of Beneficial Interest:
Proceeds from shares sold	160,207	1,020,002	451,576	1,268,275
Reinvestment of distributions	-	11,495,510	-	5,603,502
Cost of shares redeemed	(16,061,406)	(24,319,136)	(16,128,919)	(34,422,606)
Net decrease in net assets from share transactions of beneficial interest	(15,901,199)	(11,803,624)	(15,677,343)	(27,550,829)
Total decrease in net assets	(4,262,115)	(58,564,616)	(5,393,726)	(67,765,707)
Net Assets:
Beginning of period	176,978,908	235,543,524	216,831,766	284,597,473
End of period	$172,716,793	$176,978,908	$211,438,040	$216,831,766
Share Activity:
Class II
Shares sold	15,989	93,230	31,602	88,453
Shares reinvested	-	1,169,431	-	406,935
Shares redeemed	(1,578,767)	(2,222,724)	(1,126,126)	(2,359,563)
Net decrease in shares of beneficial interest outstanding	(1,562,778)	(960,063)	(1,094,524)	(1,864,175)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic Growth Managed Risk Portfolio		Global Atlantic Moderate Growth Managed Risk Portfolio
	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$1,792,541	$3,553,438	$663,271	$1,298,427
Net realized gain	7,019,873	9,337,803	1,352,564	919,030
Net change in unrealized appreciation (depreciation)	16,466,770	(71,241,890)	5,785,788	(23,031,409)
Net increase (decrease) in net assets resulting from operations	25,279,184	(58,350,649)	7,801,623	(20,813,952)
From Distributions to Shareholders:
Total distributions paid	-	(11,060,740)	-	(9,806,139)
From Shares of Beneficial Interest:
Proceeds from shares sold	133,854	439,922	123,729	414,629
Reinvestment of distributions	-	11,060,740	-	9,806,139
Cost of shares redeemed	(24,871,521)	(43,472,331)	(9,083,678)	(16,696,820)
Net decrease in net assets from share transactions of beneficial interest	(24,737,667)	(31,971,669)	(8,959,949)	(6,476,052)
Total increase (decrease) in net assets	541,517	(101,383,058)	(1,158,326)	(37,096,143)
Net Assets:
Beginning of period	312,876,895	414,259,953	104,085,965	141,182,108
End of period	$313,418,412	$312,876,895	$102,927,639	$104,085,965
Share Activity:
Class II
Shares sold	10,640	36,630	10,577	32,895
Shares reinvested	-	911,099	-	885,031
Shares redeemed	(1,971,484)	(3,298,869)	(785,400)	(1,301,242)
Net decrease in shares of beneficial interest outstanding	(1,960,844)	(2,351,140)	(774,823)	(383,316)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic Select Advisor Managed Risk Portfolio		Global Atlantic Wellington Research Managed Risk Portfolio
	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$490,314	$1,543,183	$1,922,881	$2,188,314
Net realized gain (loss)	(993,403)	4,497,564	1,842,407	(6,736,855)
Net change in unrealized appreciation (depreciation)	5,891,227	(22,381,060)	23,036,748	(76,087,541)
Net increase (decrease) in net assets resulting from operations	5,388,138	(16,340,313)	26,802,036	(80,636,082)
From Distributions to Shareholders:
Total distributions paid	-	(8,047,361)	-	(45,730,140)
From Shares of Beneficial Interest:
Proceeds from shares sold	189,604	427,856	-	15,470
Reinvestment of distributions	-	8,047,361	-	45,730,140
Cost of shares redeemed	(6,914,241)	(10,697,955)	(33,502,740)	(50,361,761)
Net decrease in net assets from share transactions of beneficial interest	(6,724,637)	(2,222,738)	(33,502,740)	(4,616,151)
Total decrease in net assets	(1,336,499)	(26,610,412)	(6,700,704)	(130,982,373)
Net Assets:
Beginning of period	78,921,223	105,531,635	354,491,412	485,473,785
End of period	$77,584,724	$78,921,223	$347,790,708	$354,491,412
Share Activity:
Class II
Shares sold	16,639	32,763	-	1,086
Shares reinvested	-	738,968	-	3,868,878
Shares redeemed	(611,632)	(851,923)	(2,705,415)	(3,587,999)
Net increase (decrease) in shares of beneficial interest outstanding	(594,993)	(80,192)	(2,705,415)	281,965

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic American Funds® Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$10.85		$13.87	$12.62	$12.04	$10.93	$11.98
Income from investment operations:
Net investment income (a,b)	0.02		0.34	0.21	0.14	0.17	0.20
Net realized and unrealized gain (loss) (c)	0.75		(2.56)	1.19	1.06	1.62	(0.76)
Total income (loss) from investment operations	0.77		(2.22)	1.40	1.20	1.79	(0.56)
Less distributions from:
Net investment income	-		(0.24)	(0.15)	(0.18)	(0.21)	(0.15)
Net realized gains	-		(0.56)	-	(0.44)	(0.47)	(0.34)
Total distributions from net investment income and net realized gains	-		(0.80)	(0.15)	(0.62)	(0.68)	(0.49)
Net asset value, end of period	$11.62		$10.85	$13.87	$12.62	$12.04	$10.93
Total return (d)	7.10%		(15.94)%	11.12%	10.49%	16.72%	(4.75)%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$171,518		$172,678	$232,531	$231,753	$230,916	$216,902
Ratio of net expenses to average net assets (e)	0.87	% (f)	0.86%	0.85%	0.86%	0.86%	0.86%
Ratio of gross expenses to average net assets (e,g)	1.27	% (f)	1.26%	1.25%	1.26%	1.26%	1.24%
Ratio of net investment income to average net assets (b,e)	0.38	% (f)	2.85%	1.55%	1.18%	1.41%	1.66%
Portfolio turnover rate	6	% (h)	41%	18%	35%	30%	34%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Balanced Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$10.68		$13.88	$13.10		$12.51		$11.26	$12.09
Income from investment operations:
Net investment income (a,b)	0.08		0.15	0.12		0.13		0.19	0.17
Net realized and unrealized gain (loss) (c)	0.62		(2.25)	1.05		0.93		1.42	(0.85)
Total income (loss) from investment operations	0.70		(2.10)	1.17		1.06		1.61	(0.68)
Less distributions from:
Net investment income	-		(0.11)	(0.10)		(0.21)		(0.20)	(0.15)
Net realized gains	-		(0.99)	(0.29)		(0.26)		(0.16)	-
Total distributions from net investment income and net realized gains	-		(1.10)	(0.39)		(0.47)		(0.36)	(0.15)
Net asset value, end of period	$11.38		$10.68	$13.88		$13.10		$12.51	$11.26
Total return (d)	6.55%		(15.07)%	8.99%		8.78%		14.34%	(5.66)%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$89,432		$89,499	$119,376		$82,774		$83,411	$81,748
Ratio of net expenses to average net assets (e)	0.92	% (f)	0.91%	0.90%		0.92	% (g)	0.91%	0.91	% (g)
Ratio of gross expenses to average net assets (e,h)	0.93	% (f)	0.91%	0.90%		0.92%		0.91%	0.91%
Ratio of net investment income to average net assets (b,e)	1.45	% (f)	1.24%	0.90%		1.06%		1.54%	1.42%
Portfolio turnover rate	37	% (i)	52%	82	% (j)	119%		107%	75%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

(j)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Selects Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$9.86		$12.46	$11.44	$10.49	$9.15	$10.11
Income from investment operations:
Net investment income (a,b)	0.05		0.08	0.33	0.15	0.15	0.04
Net realized and unrealized gain (loss) (c)	0.63		(2.01)	0.86	0.97	1.24	(0.82)
Total income (loss) from investment operations	0.68		(1.93)	1.19	1.12	1.39	(0.78)
Less distributions from:
Net investment income	-		(0.38)	(0.17)	(0.17)	(0.05)	(0.18)
Net realized gains	-		(0.29)	-	-	-	-
Total distributions from net investment income and net realized gains	-		(0.67)	(0.17)	(0.17)	(0.05)	(0.18)
Net asset value, end of period	$10.54		$9.86	$12.46	$11.44	$10.49	$9.15
Total return (d)	6.90%		(15.48)%	10.41%	10.82%	15.22%	(7.78)%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$172,717		$176,979	$235,544	$241,835	$243,853	$241,801
Ratio of net expenses to average net assets (e)	0.92	% (f)	0.91%	0.90%	0.91%	0.80%	0.57%
Ratio of gross expenses to average net assets (e,g)	0.92	% (f)	0.91%	0.90%	0.91%	1.02%	1.24%
Ratio of net investment income to average net assets (b,e)	0.95	% (f)	0.73%	2.73%	1.39%	1.47%	3.87%
Portfolio turnover rate	43	% (h)	80%	93%	110%	154%	7%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$14.11		$16.52		$14.25		$13.45		$11.31		$12.13
Income from investment operations:
Net investment income (a,b)	0.10		0.14		0.09		0.12		0.16		0.15
Net realized and unrealized gain (loss) (c)	0.60		(2.18)		2.31		0.87		2.14		(0.85)
Total income (loss) from investment operations	0.70		(2.04)		2.40		0.99		2.30		(0.70)
Less distributions from:
Net investment income	-		(0.11)		(0.13)		(0.19)		(0.16)		(0.12)
Net realized gains	-		(0.26)		-		-		-		-
Total distributions from net investment income and net realized gains	-		(0.37)		(0.13)		(0.19)		(0.16)		(0.12)
Net asset value, end of period	$14.81		$14.11		$16.52		$14.25		$13.45		$11.31
Total return (d)	4.96%		(12.33)%		16.87%		7.50%		20.40%		(5.82)%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$211,438		$216,832		$284,598		$275,216		$292,240		$264,283
Ratio of net expenses to average net assets (e)	1.19	% (f)	1.19%		1.18%		1.16%		1.16%		1.15%
Ratio of gross expenses to average net assets (e,g)	1.23	% (f)	1.22%		1.20%		1.22%		1.21%		1.19%
Ratio of net investment income to average net assets (b,e)	1.40	% (f)	0.96%		0.56%		0.91%		1.24%		1.24%
Portfolio turnover rate	6	% (h,i)	21	% (i)	18	% (i)	24	% (i)	20	% (i)	24	% (i)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies or fees on swaps in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

(i)  The portfolio turnover rate excludes mortgage dollar roll transactions for six months ended June 30, 2023 and the years ended December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018. If these were included in the calculation, the turnover percentage would be 15%, 58%, 59%, 77%, 55% and 48%, respectively. See Note 2 in the accompanying notes to financial statements.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Growth Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$12.18		$14.77		$12.98	$12.32		$10.67		$11.64
Income from investment operations:
Net investment income (a,b)	0.07		0.13		0.10	0.10		0.16		0.14
Net realized and unrealized gain (loss) (c)	0.95		(2.28)		1.81	0.74		1.66		(0.99)
Total income (loss) from investment operations	1.02		(2.15)		1.91	0.84		1.82		(0.85)
Less distributions from:
Net investment income	-		(0.12)		(0.12)	(0.18)		(0.17)		(0.12)
Net realized gains	-		(0.32)		-	-		-		-
Total distributions from net investment income and net realized gains	-		(0.44)		(0.12)	(0.18)		(0.17)		(0.12)
Net asset value, end of period	$13.20		$12.18		$14.77	$12.98		$12.32		$10.67
Total return (d)	8.38%		(14.56)%		14.69%	7.00%		17.11%		(7.33)%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$313,418		$312,877		$414,260	$412,126		$431,557		$423,635
Ratio of net expenses to average net assets (e)	0.92	% (f)	0.88%		0.88%	0.88%		0.89%		0.91	% (g)
Ratio of gross expenses to average net assets (e)	0.88	% (f)	0.91	% (h)	0.90%	0.91	% (h)	0.91	% (h)	0.89%
Ratio of net investment income to average net assets (b,e)	1.16	% (f)	1.02%		0.73%	0.82%		1.38%		1.24%
Portfolio turnover rate	28	% (i)	44%		32%	102%		69%		53%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Moderate Growth Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$11.14		$14.51	$13.18	$12.57	$11.00	$11.90
Income from investment operations:
Net investment income (a,b)	0.07		0.14	0.11	0.12	0.17	0.16
Net realized and unrealized gain (loss) (c)	0.80		(2.38)	1.46	0.86	1.58	(0.93)
Total income (loss) from investment operations	0.87		(2.24)	1.57	0.98	1.75	(0.77)
Less distributions from:
Net investment income	-		(0.13)	(0.13)	(0.19)	(0.18)	(0.13)
Net realized gains	-		(1.00)	(0.11)	(0.18)	-	-
Total distributions from net investment income and net realized gains	-		(1.13)	(0.24)	(0.37)	(0.18)	(0.13)
Net asset value, end of period	$12.01		$11.14	$14.51	$13.18	$12.57	$11.00
Total return (d)	7.81%		(15.38)%	11.91%	8.08%	15.94%	(6.50)%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$102,928		$104,086	$141,182	$141,186	$143,221	$135,945
Ratio of net expenses to average net assets (e)	0.93	% (f)	0.91%	0.90%	0.91%	0.91%	0.91	% (g)
Ratio of gross expenses to average net assets (e)	0.92	% (f)	0.91%	0.90%	0.91%	0.91%	0.89%
Ratio of net investment income to average net assets (b,e)	1.29	% (f)	1.11%	0.78%	0.94%	1.46%	1.35%
Portfolio turnover rate	32	% (h)	48%	44%	110%	91%	65%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Select Advisor Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$10.95		$14.48	$13.38	$13.23	$11.53	$12.55
Income from investment operations:
Net investment income (a,b)	0.07		0.22	0.13	0.16	0.21	0.13
Net realized and unrealized gain (loss) (c)	0.71		(2.53)	1.64	0.65	2.05	(0.87)
Total income (loss) from investment operations	0.78		(2.31)	1.77	0.81	2.26	(0.74)
Less distributions from:
Net investment income	-		(0.15)	(0.18)	(0.24)	(0.15)	(0.12)
Net realized gains	-		(1.07)	(0.49)	(0.42)	(0.41)	(0.16)
Total distributions from net investment income and net realized gains	-		(1.22)	(0.67)	(0.66)	(0.56)	(0.28)
Net asset value, end of period	$11.73		$10.95	$14.48	$13.38	$13.23	$11.53
Total return (d)	7.12%		(15.94)%	13.31%	6.61%	19.96%	(5.99)%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$77,585		$78,921	$105,532	$108,112	$114,371	$107,874
Ratio of net expenses to average net assets (e)	0.64	% (f)	0.64%	0.64%	0.64%	0.64%	0.63%
Ratio of gross expenses to average net assets (e,g)	1.28	% (f)	1.26%	1.25%	1.26%	1.27%	1.24%
Ratio of net investment income to average net assets (b,e)	1.27	% (f)	1.75%	0.90%	1.24%	1.68%	1.07%
Portfolio turnover rate	13	% (h)	33%	17%	54%	22%	32%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Wellington Research Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$11.90		$16.45		$15.23		$14.00		$12.38		$13.40
Income from investment operations:
Net investment income (a,b)	0.07		0.08		0.01		0.08		0.13		0.12
Net realized and unrealized gain (loss) (c)	0.87		(2.91)		1.86		1.46		2.23		(0.79)
Total income (loss) from investment operations	0.94		(2.83)		1.87		1.54		2.36		(0.67)
Less distributions from:
Net investment income	-		(0.02)		(0.09)		(0.14)		(0.13)		(0.09)
Net realized gains	-		(1.70)		(0.56)		(0.17)		(0.61)		(0.26)
Total distributions from net investment income and net realized gains	-		(1.72)		(0.65)		(0.31)		(0.74)		(0.35)
Net asset value, end of period	$12.84		$11.90		$16.45		$15.23		$14.00		$12.38
Total return (d)	7.90%		(17.13)%		12.38%		11.16%		19.32%		(5.07)%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$347,791		$354,491		$485,474		$455,842		$448,554		$414,731
Ratio of net expenses to average net assets (e)	1.19	% (f)	1.19%		1.20%		1.21%		1.20%		1.20	% (g)
Ratio of gross expenses to average net assets (e)	1.24	% (f)	1.22%		1.20%		1.22	% (h)	1.21	% (h)	1.19%
Ratio of net investment income to average net assets (b,e)	1.10	% (f)	0.54%		0.09%		0.54%		0.93%		0.89%
Portfolio turnover rate	51	% (i,j)	80	% (j)	91	% (j,k)	85	% (j)	53	% (j)	66	% (j)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

(j)  The portfolio turnover rates excludes mortgage dollar roll transactions for the six months ended June 30, 2023 and the years ended December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018. If these were included in the calculation the turnover percentage would be 70%, 165%, 162%, 116%, 70% and 92%, respectively. See Note 2 in the accompanying notes to financial statements.

(k)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic PIMCO Tactical Allocation Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited)

June 30, 2023

1.  ORGANIZATION

As of June 30, 2023, the Global Atlantic Portfolios were comprised of sixteen different actively managed portfolios, eight of which are discussed in this report (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is a series of shares of beneficial interest of Forethought Variable Insurance Trust (the "Trust"), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Portfolio	Commencement Date	Investment Objective
Global Atlantic American Funds® Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Balanced Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic BlackRock Selects Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Growth Managed Risk Portfolio	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Moderate Growth Managed Risk Portfolio	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Select Advisor Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Wellington Research Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.

Each Portfolio is diversified. Certain of the Portfolios operate as "fund of funds." A "fund of funds" typically invests in multiple underlying funds and the level of its interest in any particular underlying fund may fluctuate. The Portfolios are intended to be funding vehicles for variable annuity contracts offered by the separate accounts of Forethought Life Insurance Company. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses.

As of June 30, 2023, the Portfolios offered Class II shares at net asset value.

References herein to a Portfolio's investment in a particular instrument include direct investments and indirect investments through investment companies such as open-end funds (mutual funds), exchange-traded funds and closed-end funds, as applicable.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Debt securities are valued on the basis of

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the "Underlying Fund" or "Underlying Funds"). Each Underlying Fund is valued at its respective net asset value as reported by such investment company (except exchange-traded funds ("ETFs")). ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Each Underlying Fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods approved by each Underlying Fund's board(s) of trustees.

Illiquid Investments – Pursuant to Rule 22e-4 under the 1940 Act, a Portfolio may not acquire any "illiquid investment" if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An "illiquid investment" is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees ("Board") has approved the designation of the Adviser to administer the Trust's liquidity risk management program and related procedures. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). These investments will be valued at their fair value, as outlined below.

Valuation Designee and Valuation Process – Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Global Atlantic Investment Advisors, LLC (the "Adviser"), investment adviser to the Portfolios, as the Portfolios' Valuation Designee (the "Designee") with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable. Such investments will be valued at their fair market value as determined using the valuation procedures established by the Designee and approved by the Board. The Adviser carries out its designated activities through the Adviser's Fair Value Committee.

In accordance with the valuation procedures, fair value determinations are required for, among others, the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a "significant event") subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio's calculation of its net asset value ("NAV"); and (v) mutual funds that do not provide timely NAV information. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or Sub-Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the Designee shall determine the fair value of restricted or illiquid securities using certain factors, such as, but not limited to: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security's embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. US GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2023 for each Portfolio's investments measured at fair value:

Global Atlantic American Funds® Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$150,151,855	$-	$-	$150,151,855
Short-Term Investments	6,907,781	-	-	6,907,781
Mutual Fund	14,622,913	-	-	14,622,913
Total	$171,682,549	$-	$-	$171,682,549

Global Atlantic Balanced Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$86,083,752	$-	$-	$86,083,752
Short-Term Investments	3,437,431	-	-	3,437,431
Total	$89,521,183	$-	$-	$89,521,183

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

Global Atlantic BlackRock Selects Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$127,255,991	$-	$-	$127,255,991
Variable Insurance Trusts	38,470,278	-	-	38,470,278
Short-Term Investments	7,311,588	-	-	7,311,588
Total	$173,037,857	$-	$-	$173,037,857

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$148,598,461	$4	$-	$148,598,465
U.S. Treasury Securities	-	16,010,591	-	16,010,591
Corporate Bonds and Notes	-	14,903,431	-	14,903,431
Agency Mortgage Backed Securities	-	12,073,175	-	12,073,175
Asset Backed and Commercial Backed Securities	-	6,668,369	-	6,668,369
Mutual Funds	1,504,940	-	-	1,504,940
Municipal Bonds	-	1,112,180	-	1,112,180
Sovereign Debts	-	503,430	-	503,430
Term Loans	-	34,638	-	34,638
Short-Term Investments	13,485,309	-	-	13,485,309
Futures Contracts*	3,328	-	-	3,328
Swap Contracts	-	59,420	-	59,420
Forward Foreign Currency Contracts	-	3,754	-	3,754
Total	$163,592,038	$51,368,992	$-	$214,961,030
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$88,049	$-	$-	$88,049
Swap Contracts	-	34,863	-	34,863
Forward Foreign Currency Contracts	-	25,600	-	25,600
Total	$88,049	$60,463	$-	$148,512

Global Atlantic Growth Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$301,536,967	$-	$-	$301,536,967
Short-Term Investments	12,313,075	-	-	12,313,075
Total	$313,850,042	$-	$-	$313,850,042

Global Atlantic Moderate Growth Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$99,034,479	$-	$-	$99,034,479
Short-Term Investments	4,091,845	-	-	4,091,845
Total	$103,126,324	$-	$-	$103,126,324

Global Atlantic Select Advisor Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$61,067,823	$-	$-	$61,067,823
Exchange Traded Funds	13,163,306	-	-	13,163,306
Short-Term Investments	3,333,632	-	-	3,333,632
Total	$77,564,761	$-	$-	$77,564,761

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

Global Atlantic Wellington Research Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$218,619,907	$-	$-	$218,619,907
Corporate Bonds & Notes	-	32,174,777	-	32,174,777
U.S. Treasury Securities	-	41,653,086	-	41,653,086
Agency and Mortgage Backed Securities	-	29,047,569	-	29,047,569
Asset Backed and Commercial Backed Securities	-	9,708,170	-	9,708,170
Exchange Traded Funds	2,063,468	-	-	2,063,468
Municipal Bonds	-	2,733,998	-	2,733,998
Sovereign Debts	-	185,040	-	185,040
Short-Term Investments	12,771,232	-	-	12,771,232
Futures Contracts*	7,094	-	-	7,094
Total	$233,461,701	$115,502,640	$-	$348,964,341
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$82,430	$-	$-	$82,430
Total	$82,430	$-	$-	$82,430

*  Net unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

The Portfolios did not hold any Level 3 securities during the six-month period ended June 30, 2023.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios may maintain deposits with a financial institution which could be an amount that is in excess of federally insured limits. The Portfolios have not experienced any losses on their accounts.

Federal Income Tax – It is each Portfolio's policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio's 2020 and 2021 tax returns, or is expected to be taken in each Portfolio's 2022 tax return. Each Portfolio identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

Foreign Currency Translation – The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and change in unrealized gain or loss on foreign currency translations.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Statements of Operations.

For the six-months ended June 30, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on forward foreign currency contracts subject to currency risk, as disclosed in the Statements of Operations, is as follows:

	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	$(30,941)	$(2,977)

Options Transactions – Certain Portfolios are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, including ETFs, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option, in return for a premium, the right, but not the obligation, to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right, but not the obligation, to sell the security at the stated exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the securities included in the index.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, but not the obligation, to buy in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios' volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio's basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the six-months ended June 30, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic American Funds® Managed Risk Portfolio	Equity	$(2,181,336)	$(857,565)
Global Atlantic Balanced Managed Risk Portfolio	Equity	(506,080)	(489,218)
Global Atlantic BlackRock Selects Managed Risk Portfolio	Equity	(2,229,733)	(807,708)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Equity	(2,594,406)	(17,344)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Interest Rate	107,806	(821,783)
Global Atlantic Growth Managed Risk Portfolio	Equity	(6,739,513)	(2,289,105)
Global Atlantic Moderate Growth Managed Risk Portfolio	Equity	(1,027,627)	(557,140)
Global Atlantic Select Advisor Managed Risk Portfolio	Equity	(1,424,609)	(472,068)
Global Atlantic Wellington Research Managed Risk Portfolio	Equity	(3,585,195)	(2,355,698)
Global Atlantic Wellington Research Managed Risk Portfolio	Interest Rate	49,463	(75,156)

Swap Agreements – Certain Portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. These Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter ("OTC") swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" (i.e., the return or increase

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

in value of a particular dollar amount invested in a "basket" of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Certain Portfolios may enter into credit default swaps ("CDS"). CDS are two-party contracts that transfer credit exposure between the parties. One party (the "buyer") receives credit protection and the other party (the "seller") takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller's commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally-cleared or bi-laterally traded. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Each Portfolio's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract's remaining life, to be the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing does not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

For the six-months ended June 30, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap agreements by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Interest Rate	$(77,490)	$99,744

For the six-months ended June 30, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swaptions, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Interest Rate	$41,640	$(8,404)

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

Offsetting of Financial Assets/Liabilities and Derivative Assets/Liabilities – The following tables present certain of the Portfolios' asset/liability derivatives available for offset under a master netting arrangement net of collateral pledged as of June 30, 2023.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Citibank NA	$59,420	$(34,863)	$24,557	$-	$24,557	$34,863	$(34,863)	$-	$-	$-
JP Morgan Securities LLC	7,082	(7,082)	-	-	-	113,649	(7,082)	106,567	(106,567)	-
Total	$66,502	$(41,945)	$24,557	$-	$24,557	$148,512	$(41,945)	$106,567	$(106,567)	$-

Global Atlantic Wellington Research Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
JP Morgan Chase Bank	$7,094	$(7,094)	$-	$-	$-	$82,430	$(7,094)	$75,336	$(75,336)	$-
Total	$7,094	$(7,094)	$-	$-	$-	$82,430	$(7,094)	$75,336	$(75,336)	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Impact of Derivatives on the Statements of Assets and Liabilities – The following table presents a summary of the location of derivative investments categorized by primary risk exposure on the Portfolios' Statements of Assets and Liabilities as of June 30, 2023:

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$3,328	$-	$-	$3,328
Unrealized appreciation on Swap Contracts	-	49,612	9,808	-	59,420
Unrealized appreciation on Forward Foreign Exchange Contracts	-	-	-	3,754	3,754

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio (Continued)

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Liabilities
Unrealized depreciation on Futures Contracts	$-	$(88,049)	$-	$-	$(88,049)
Unrealized depreciation on Swap Contracts	-	-	(34,863)	-	(34,863)
Unrealized depreciation on Forward Foreign Exchange Contracts	-	-	-	(25,600)	(25,600)
Total	$-	$(35,109)	$(25,055)	$(21,846)	$(82,010)

Global Atlantic Wellington Research Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$7,094	$-	$-	$7,094
Liabilities
Unrealized depreciation on Futures Contracts	-	(82,430)	-	-	(82,430)
Total	$-	$(75,336)	$-	$-	$(75,336)

The notional value of the derivative instruments outstanding as of June 30, 2023, as disclosed in the Portfolios of Investments, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer. A Portfolio does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral exceeds 10% of the value of the Portfolio's net assets. This percentage may be varied by action of the Board of Trustees. A short sale is "against the box" to the extent the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

As of June 30, 2023, the Portfolios did not hold any short sales of securities.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

When-Issued and Delayed-Delivery Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs' operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio's investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio may estimate the source of REIT distributions for accounting purposes and then makes adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolio to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the six-months ended June 30, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short- term investments, were as follows:

	Purchases	Sales
Global Atlantic American Funds® Managed Risk Portfolio	$9,495,000	$19,662,999
Global Atlantic Balanced Managed Risk Portfolio	31,943,139	36,475,656
Global Atlantic BlackRock Selects Managed Risk Portfolio	72,568,719	87,003,235
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	29,731,310	44,762,122
Global Atlantic Growth Managed Risk Portfolio	84,295,775	105,749,642
Global Atlantic Moderate Growth Managed Risk Portfolio	32,051,971	38,325,631
Global Atlantic Select Advisor Managed Risk Portfolio	9,663,638	14,475,252
Global Atlantic Wellington Research Managed Risk Portfolio	236,557,944	262,448,348

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

4.  AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

The Adviser serves as the Portfolios' investment adviser. The Adviser has engaged the following sub-advisers for the Portfolios:

Portfolio	Sub-Adviser
Global Atlantic American Funds® Managed Risk Portfolio	Wilshire Advisors, LLC Milliman Financial Risk Management, LLC
Global Atlantic Balanced Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic BlackRock Selects Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Franklin Advisers, Inc. Milliman Financial Risk Management, LLC
Global Atlantic Growth Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic Moderate Growth Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic Select Advisor Managed Risk Portfolio	Wilshire Advisors, LLC Milliman Financial Risk Management, LLC
Global Atlantic Wellington Research Managed Risk Portfolio	Wellington Management Company LLP Milliman Financial Risk Management, LLC

The Bank of New York Mellon serves as the Administrator, Fund Accountant and Custodian for the Portfolios and BNY Mellon Investment Servicing (US) Inc. (together with The Bank of New York Mellon, "BNYM") serves as the Transfer Agent for the Portfolios.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Portfolios and the Adviser (the "Advisory Agreement"), the Adviser, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Portfolios pay the Adviser an advisory fee, computed on average daily net assets and accrued daily and paid monthly.

The following chart details the annual advisory fee for each Portfolio for the six-month period ended June 30, 2023.

Portfolio	Advisory Fee*
Global Atlantic American Funds® Managed Risk Portfolio	0.900% on first $500 million
0.875% on next $500 million
0.850% over $1 billion
Global Atlantic Balanced Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic BlackRock Selects Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	0.850% on first $500 million
0.825% on next $500 million
0.800% over $1 billion
Global Atlantic Growth Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

Portfolio	Advisory Fee*
Global Atlantic Moderate Growth Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic Select Advisor Managed Risk Portfolio	0.900% on first $500 million
0.875% on next $500 million
0.850% over $1 billion
Global Atlantic Wellington Research Managed Risk Portfolio	0.850% on first $500 million
0.825% on next $500 million
0.800% over $1 billion

*  Calculated daily based on the average daily net assets.

During the six-month period ended June 30, 2023, with respect to each Portfolio, the Adviser contractually agreed to waive its fees and to reimburse expenses, at least until the expiration dates listed below, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed the average daily net asset percentages attributable to the Portfolio's shares listed below ("Waiver Agreements"). The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits listed below and any expense limits applicable at the time of recoupment. The agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

Portfolio	Operating Expense Limitation	Expiration Date
Global Atlantic American Funds® Managed Risk Portfolio	0.87%	May 1, 2024
Global Atlantic Balanced Managed Risk Portfolio	0.92%	May 1, 2024
Global Atlantic BlackRock Selects Managed Risk Portfolio	0.94%	May 1, 2024
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	1.19%	May 1, 2024
Global Atlantic Growth Managed Risk Portfolio	0.88%	May 1, 2024
Global Atlantic Moderate Growth Managed Risk Portfolio	0.92%	May 1, 2024
Global Atlantic Select Advisor Managed Risk Portfolio	0.64%	May 1, 2024
Global Atlantic Wellington Research Managed Risk Portfolio	1.19%	May 1, 2024

In addition, the Adviser has agreed to waive 0.40% of its fees for Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio for as long as each Portfolio relies primarily on investments in underlying funds to achieve its principal investment strategy. These waivers are not subject to recoupment.

The Adviser or its affiliates may receive compensation from managers of underlying funds in which certain Portfolios invest. This compensation may create a conflict of interest for the Adviser in the selection of underlying funds for investment by the Portfolio. However, the Adviser will voluntarily reduce the amount of its compensation under its Advisory Agreement with the Portfolio by the amount of compensation received from managers of underlying funds. The minimum amount of this waiver, until at least May 1, 2024 for each Portfolio is based on estimated amounts expected to be received during the current fiscal year. The actual amount of each waiver may be higher to the extent the payments exceed the Adviser's estimates, but it will not be lower. These waivers are not subject to recoupment by the Adviser. The waivers may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

For the six-months ended June 30, 2023, the Adviser waived, reimbursed, or recaptured fees as follows:

	Investment Advisory Fee Waiver	Investment Advisory Fee Reimbursed	Investment Advisory Fee Recaptured	Total
Global Atlantic American Funds® Managed Risk Portfolio	$344,665	$-	$-	$344,665
Global Atlantic Balanced Managed Risk Portfolio	3,297	-	-	3,297
Global Atlantic BlackRock Selects Managed Risk Portfolio	-	-	-	-
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	44,229	-	-	44,229
Global Atlantic Growth Managed Risk Portfolio	67,415	-	-	67,415
Global Atlantic Moderate Growth Managed Risk Portfolio	3,310	-	-	3,310
Global Atlantic Select Advisor Managed Risk Portfolio	246,115	-	-	246,115
Global Atlantic Wellington Research Managed Risk Portfolio	82,678	-	-	82,678

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreements, and the Portfolio's operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed the amount of the expense limitation. If Portfolio operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended.

The Adviser may recapture the following amounts by the following dates:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2026
Global Atlantic American Funds® Managed Risk Portfolio	$-	$-	$-	$3,223
Global Atlantic Balanced Managed Risk Portfolio	-	-	-	3,297
Global Atlantic BlackRock Selects Managed Risk Portfolio	-	-	-	-
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	156,982	61,783	66,940	44,229
Global Atlantic Growth Managed Risk Portfolio	118,163	73,227	112,196	67,415
Global Atlantic Moderate Growth Managed Risk Portfolio	-	-	-	3,310
Global Atlantic Select Advisor Managed Risk Portfolio	27,191	12,758	27,211	15,574
Global Atlantic Wellington Research Managed Risk Portfolio	31,810	8,719	135,879	82,678

The following amounts expired unrecouped as of the date listed below:

December 31, 2022
Global Atlantic American Funds® Managed Risk Portfolio	$-
Global Atlantic Balanced Managed Risk Portfolio	-
Global Atlantic BlackRock Selects Managed Risk Portfolio	35,171
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	143,809
Global Atlantic Growth Managed Risk Portfolio	76,229
Global Atlantic Moderate Growth Managed Risk Portfolio	-
Global Atlantic Select Advisor Managed Risk Portfolio	38,360
Global Atlantic Wellington Research Managed Risk Portfolio	13,260

The Trust, on behalf of the Portfolios, has adopted a distribution and shareholder servicing plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for Class II shares. The fee charged under the Plan is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio's Class II shares and, for the six-months ended June 30, 2023, was paid to Global Atlantic Distributors, LLC ("GAD") to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Portfolios' shareholder accounts, not otherwise required to be provided by the Adviser. GAD is an affiliate of the Adviser.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

For the six-months ended June 30, 2023, the Portfolios expensed the following distribution fees:

Fees Paid
Global Atlantic American Funds® Managed Risk Portfolio	$213,402
Global Atlantic Balanced Managed Risk Portfolio	110,855
Global Atlantic BlackRock Selects Managed Risk Portfolio	217,256
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	263,426
Global Atlantic Growth Managed Risk Portfolio	387,623
Global Atlantic Moderate Growth Managed Risk Portfolio	129,031
Global Atlantic Select Advisor Managed Risk Portfolio	96,774
Global Atlantic Wellington Research Managed Risk Portfolio	437,802

For the six-months ended June 30, 2023, the Trustees received fees in the amounts as follows:

Fees Received
Global Atlantic American Funds® Managed Risk Portfolio	$10,086
Global Atlantic Balanced Managed Risk Portfolio	5,258
Global Atlantic BlackRock Selects Managed Risk Portfolio	10,335
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	12,622
Global Atlantic Growth Managed Risk Portfolio	18,317
Global Atlantic Moderate Growth Managed Risk Portfolio	6,128
Global Atlantic Select Advisor Managed Risk Portfolio	4,591
Global Atlantic Wellington Research Managed Risk Portfolio	20,813

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2023, Forethought Life Insurance Company Separate Account A owned 100% of the voting securities of each Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Shareholder Concentration Risk – Forethought Life Insurance Company, certain accounts, or the Adviser's affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio's shares. Redemptions by these entities of their holdings in a Portfolio may impact the Portfolio's liquidity and NAV. These redemptions may also force a Portfolio to sell securities.

6.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

As of December 31, 2022, the aggregate cost of investments for federal income tax purposes, the gross unrealized appreciation and depreciation and the aggregated net unrealized appreciation (depreciation) on investments were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Atlantic American Funds® Managed Risk Portfolio	$181,791,236	$6,618,159	$(17,597,872)	$(10,979,713)
Global Atlantic Balanced Managed Risk Portfolio	84,825,338	10,840,811	(11,996,554)	(1,155,743)
Global Atlantic BlackRock Selects Managed Risk Portfolio	172,493,097	12,211,172	(9,418,871)	2,792,301
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	141,341,589	82,673,941	(7,169,869)	75,504,072
Global Atlantic Growth Managed Risk Portfolio	242,700,725	76,671,063	(10,922,305)	65,748,758
Global Atlantic Moderate Growth Managed Risk Portfolio	89,037,270	20,259,880	(6,324,098)	13,935,782
Global Atlantic Select Advisor Managed Risk Portfolio	75,701,779	8,606,796	(6,423,816)	2,182,980
Global Atlantic Wellington Research Managed Risk Portfolio	320,150,202	67,946,511	(25,557,314)	42,389,197

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2022 and 2021 were as follows:

For fiscal year ended 12/31/2022	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic American Funds® Managed Risk Portfolio	$3,636,634	$8,461,615	$-	$12,098,249
Global Atlantic Balanced Managed Risk Portfolio	2,726,133	5,920,290	-	8,646,423
Global Atlantic BlackRock Selects Managed Risk Portfolio	11,495,510	-	-	11,495,510
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	1,665,082	3,938,420	-	5,603,502
Global Atlantic Growth Managed Risk Portfolio	3,041,455	8,019,285	-	11,060,740
Global Atlantic Moderate Growth Managed Risk Portfolio	2,836,971	6,969,168	-	9,806,139
Global Atlantic Select Advisor Managed Risk Portfolio	1,369,351	6,678,010	-	8,047,361
Global Atlantic Wellington Research Managed Risk Portfolio	13,157,592	32,572,548	-	45,730,140
For fiscal year ended 12/31/2021	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic American Funds® Managed Risk Portfolio	$2,588,253	$-	$-	$2,588,253
Global Atlantic Balanced Managed Risk Portfolio	2,007,723	1,345,036	-	3,352,759
Global Atlantic BlackRock Selects Managed Risk Portfolio	3,232,570	-	-	3,232,570
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	2,279,680	-	-	2,279,680
Global Atlantic Growth Managed Risk Portfolio	3,307,515	-	-	3,307,515
Global Atlantic Moderate Growth Managed Risk Portfolio	1,805,831	516,105	-	2,321,936
Global Atlantic Select Advisor Managed Risk Portfolio	1,303,856	3,539,405	-	4,843,261
Global Atlantic Wellington Research Managed Risk Portfolio	4,391,614	14,674,109	-	19,065,723

As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Loss and Late Year Loss	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Global Atlantic American Funds® Managed Risk Portfolio	$5,500,711	$17,502,209	$-	$-	$(10,979,713)	$12,023,207
Global Atlantic Balanced Managed Risk Portfolio	1,253,984	-	-	(3,003,620)	(1,155,743)	(2,905,379)
Global Atlantic BlackRock Selects Managed Risk Portfolio	1,444,827	-	-	(6,480,074)	2,792,301	(2,242,946)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	2,371,526	10,534,995	-	-	75,504,072	88,410,593
Global Atlantic Growth Managed Risk Portfolio	3,553,435	13,595,350	-	-	65,748,758	82,897,543
Global Atlantic Moderate Growth Managed Risk Portfolio	1,298,422	2,019,901	-	-	13,935,782	17,254,105
Global Atlantic Select Advisor Managed Risk Portfolio	1,543,176	5,386,321	-	-	2,182,980	9,112,477
Global Atlantic Wellington Research Managed Risk Portfolio	2,239,640	-	-	(2,541,709)	42,389,197	42,087,128

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on passive foreign investment companies, and open 1256 options and futures contracts, forward foreign currency contracts and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $22 and $(159) for Global Atlantic Balanced Managed Risk Portfolio and Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, respectively.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

At December 31, 2022, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Global Atlantic American Funds® Managed Risk Portfolio	$-	$-	$-
Global Atlantic Balanced Managed Risk Portfolio	2,481,883	521,737	3,003,620
Global Atlantic BlackRock Selects Managed Risk Portfolio	6,282,691	197,383	6,480,074
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	-	-	-
Global Atlantic Growth Managed Risk Portfolio	-	-	-
Global Atlantic Moderate Growth Managed Risk Portfolio	-	-	-
Global Atlantic Select Advisor Managed Risk Portfolio	-	-	-
Global Atlantic Wellington Research Managed Risk Portfolio	2,541,709	-	2,541,709

During the year ended December 31, 2022, the portfolios did not utilize capital loss carryforwards.

8.  NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 ("ASU 2020-04"), "Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting". ASU 2020-04 provides entities with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2024. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

9.  OTHER RISKS

The Portfolios' risks include, but are not limited to, the following:

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the perception (whether by market participants, rating agencies, pricing services or otherwise) that an issuer is likely to default, tends to reduce the value and liquidity of fixed income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or in a security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer, may affect debt securities' value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Sub-Adviser and/or Underlying Fund manager or the rating agencies than such securities actually do. These risks are heightened in market environments where interest rates are rising.

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments require the clearing and exchange-trading of many standardized over-the-counter ("OTC") derivative instruments deemed to be "swaps." The Commodity Futures Trading Commission ("CFTC") has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis.

Exchange-Traded Funds Risk – The Portfolios may invest in ETFs. Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. An ETF's shares could also trade at a premium or discount to net asset value when an ETF's underlying securities trade on a foreign exchange that is closed when the securities exchange on which the ETF trades is open. The current price of the ETF's underlying securities and the last quoted price for the underlying security are likely to deviate in such circumstances. There can be no assurance that an active trading market for an ETF's shares will develop or be maintained. Trading may be halted, for example, due to market conditions. Because the value of ETF shares depends on the demand in the market, a Portfolio's holdings may not be able to be liquidated at the most optimal time, adversely affecting performance.

There can be no assurance that an ETF's investment objectives will be achieved. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which a Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Market Risk – The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. Local, regional or global events such as war, military conflict, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, increased government spending, social unrest or other events could also have a significant impact on the Portfolio and its investments. The market prices of securities may also be negatively impacted by trading activity and investor interest, including interest driven by factors unrelated to market conditions or financial performance. In these circumstances, the value of the Portfolio's investments, particularly any short positions or exposures, may fluctuate dramatically.

A Portfolio may experience a substantial or complete loss on any individual security.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio's investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact Portfolio developments. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio's costs. If dealer capacity in fixed income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed income markets.

10.  OTHER RECENT DEVELOPMENTS

Ongoing concerns regarding the economies of certain countries in Europe, as well as the possibility that one or more countries could leave the European Union (the "EU"), create risks for investing in the European markets. For example, the United Kingdom ("UK") withdrew from the EU in January 2020 (commonly known as "Brexit"). This commenced a transition period that lasted until December 31, 2020. On December 30, 2020, the EU and UK signed the EU-UK Trade and Cooperation Agreement ("TCA"), an agreement on the terms governing certain aspects of the EU's and the UK's relationship following the end of the transition period. Notwithstanding the TCA, there continues to be considerable uncertainty as to the UK's post-transition framework. Although the full impact of Brexit is not yet known, the impact on the UK, EU and global markets could include increased volatility and illiquidity, potentially lower economic growth and decreased asset valuations. Brexit may have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. Brexit may also have a negative impact on the economy and currency of the UK as a result of anticipated, or actual changes to the UK's economic and political relations with the EU. Any or all of these challenges may affect the value of a Portfolio's investments economically tied to the UK or the EU.

The United Kingdom's Financial Conduct Authority ("FCA") announced that the use of the London Interbank Offered Rates (collectively, "LIBOR") would be phased out by the end of 2021. However, while certain LIBORs were discontinued in 2021, the most widely used LIBORs may continue until mid-2023. The unavailability or replacement of LIBOR presents risks to applicable Portfolios, including the risk that any pricing adjustments to a Portfolio's investments resulting from a substitute reference (e.g., the Secured Overnight Financing Rate ("SOFR"), which is a measure of the cost of borrowing cash overnight, collateralized by the U.S. Treasury securities and is intended to replace the U.S. dollar) rate may adversely affect the Portfolio's performance and/or NAV. The impact of a substitute reference rate, if any, will vary on an investment-by-investment basis. The Adviser or Sub-Adviser may have discretion to determine a substitute reference rate, including any price or other adjustments to account for differences between the substitute reference rate and the previous rate. The substitute reference rate and any adjustments selected could negatively impact a Portfolio's investment performance or financial condition, including in ways unforeseen by the Adviser or Sub-Adviser.

11.  BOARD REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the "Commission") adopted Rule 22e-4 under the Investment Company Act of 1940, as amended. This Rule requires every registered open-end management company to establish a liquidity risk management program (the "LRMP") that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund's portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, the establishment of a 15% limitation on illiquid investments and periodic reporting to the Trust's Board of Trustees (the "Board"). Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the Commission when certain liquidity-related events occur.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2023

The Board previously approved the LRMP for the Trust and the appointment of the FVIT Liquidity Risk Management Program Committee (the "Committee") as the Program Administrator of the LRMP for the Trust. The Committee is comprised of the Trust's Chief Compliance Officer and other officers of the Trust and the Adviser. At the Board's regular meeting on May 4, 2023, the Trust's Chief Compliance Officer provided a report to the Board (the "Report") on the operation and effectiveness of the LRMP for the period April 1, 2022 through March 31, 2023 (the "Reporting Period"). The Report included, among other things, a discussion of how the Adviser manages liquidity risks associated with the Portfolios' investments by monitoring the liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, cash and cash equivalents, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every portfolio investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of portfolio investments, the Adviser utilizes a third party provider for liquidity monitoring services.

The Report stated that during this period, each Portfolio operated as a Primarily Highly Liquid Fund. Because each Portfolio consisted primarily of highly liquid investments that exceeded the 50% SEC threshold for Primarily Highly Liquid Funds, no highly liquid investment minimum was required to be established for the Portfolios, and each Portfolio was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred. The Report concluded that the LRMP was reasonably designed to assess and manage liquidity risk and did effectively manage the Portfolios' liquidity risks for the Reporting Period.

12.  CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On March 24, 2023, based on the recommendation and approval of the Audit Committee of the Board of Trustees of Forethought Variable Insurance Trust (the "Trust"), the Board of Trustees approved the appointment of Cohen & Company, Ltd. ("Cohen") as the Portfolios' independent registered public accounting firm for the fiscal year ending December 31, 2023. RSM US LLP ("RSM"), which previously served as the independent registered public accounting firm for the Portfolios, declined to stand for reacceptance of the role for the 2023 audit due to an anticipated independence issue and not based upon any issues related to the 2022 audit. RSM's reports on the Portfolios' financial statements for the fiscal years ended December 31, 2021 and December 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle.

During the fiscal years ended December 31, 2021 and December 31, 2022 and during the subsequent interim period through March 24, 2023: (i) there were no disagreements with RSM on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of RSM, would have caused RSM to make reference to the subject matter of the disagreements in connection with its reports on the Portfolios' financial statements for such periods; and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the Portfolios' fiscal years ended December 31, 2021 and December 31, 2022, and the subsequent interim period through March 24, 2023, neither the Trust, nor anyone on its behalf, consulted with Cohen on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Portfolios' financial statements; or (ii) concerned the subject of a disagreement (as described in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

13.  SUBSEQUENT EVENTS

The Portfolios evaluated subsequent events from June 30, 2023 through the date these financial statements were issued. There were no significant events that would have a material impact on the Portfolios' financial statements.

Global Atlantic Portfolios

Expense Examples

June 30, 2023 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 through June 30, 2023.

Actual Expenses

The "Actual" expenses set of columns in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The "Hypothetical" expenses set of columns in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example for a specific Portfolio with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees or other expenses charged by your insurance contract or separate account. Therefore, the Hypothetical columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Actual		Hypothetical (5% return before expenses)
	Class	Portfolio's Annualized Expense Ratio	Beginning Account Value 1-1-23	Ending Account Value 6-30-23	Expenses Paid During Period*	Ending Account Value 6-30-23	Expenses Paid During Period*
Global Atlantic American Funds® Managed Risk Portfolio	II	0.87%	$1,000	$1,071.00	$4.47	$1,020.48	$4.36
Global Atlantic Balanced Managed Risk Portfolio	II	0.92%	$1,000	$1,065.50	$4.71	$1,020.23	$4.61
Global Atlantic BlackRock Selects Managed Risk Portfolio	II	0.92%	$1,000	$1,069.00	$4.72	$1,020.23	$4.61
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	II	1.19%	$1,000	$1,049.60	$6.05	$1,018.89	$5.96
Global Atlantic Growth Managed Risk Portfolio	II	0.88%	$1,000	$1,083.80	$4.55	$1,020.43	$4.41
Global Atlantic Moderate Growth Managed Risk Portfolio	II	0.92%	$1,000	$1,078.10	$4.74	$1,020.23	$4.61

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Global Atlantic Portfolios

Expense Examples (Continued)

June 30, 2023 (Unaudited)

				Actual		Hypothetical (5% return before expenses)
	Class	Portfolio's Annualized Expense Ratio	Beginning Account Value 1-1-23	Ending Account Value 6-30-23	Expenses Paid During Period*	Ending Account Value 6-30-23	Expenses Paid During Period*
Global Atlantic Select Advisor Managed Risk Portfolio	II	0.64%	$1,000	$1,071.20	$3.29	$1,021.62	$3.21
Global Atlantic Wellington Research Managed Risk Portfolio	II	1.19%	$1,000	$1,079.00	$6.13	$1,018.89	$5.96

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

FACTS	WHAT DOES FORETHOUGHT VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

◼ Social Security number and wire transfer instructions
◼ account transactions and transaction history
◼ investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.
HOW?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Forethought Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Forethought Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes – to offer our products and services to you.	No	We don't share
For joint marketing with other financial companies.	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and records.	No	We don't share
For our affiliates' everyday business purposes – information about your credit worthiness.	No	We don't share
For nonaffiliates to market to you	No	We don't share

WHAT WE DO:

How does Forethought Variable Insurance Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Forethought Variable Insurance Trust collect my personal information?	We collect your personal information, for example, when you

◼ open an account or deposit money
◼ direct us to buy securities or direct us to sell your securities
◼ seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:

◼ sharing for affiliates' everyday business purposes – information about your creditworthiness.
◼ affiliates from using your information to market to you.
◼ sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◼ Forethought Variable Insurance Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

◼ Forethought Variable Insurance Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◼ Forethought Variable Insurance Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on or through the Portfolios' website at http://connect.rightprospectus.com/globalatlanticportfolios and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Portfolios' Form N-PORTs are available: (i) on the SEC's website at http://www.sec.gov; and (ii) on the Portfolios' website at http://connect.rightprospectus.com/globalatlanticportfolios. Each Portfolio will post to http://connect.rightprospectus.com/globalatlanticportfolios, a complete list of its portfolio holdings as of the last calendar day of each month approximately 30 days following the end of the month. Each Portfolio's portfolio holdings will remain available on the website noted above at least until the next monthly update.

INVESTMENT ADVISER

Global Atlantic Investment Advisors, LLC
10 West Market Street, Suite 2300
Indianapolis, IN 46204

ADMINISTRATOR

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INVESTMENT SUB-ADVISERS

BlackRock Investment Management, LLC
1 University Square Drive
Princeton, NJ 08540-6455

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, CA 94403

Wilshire Advisors, LLC
1299 Ocean Avenue, Suite700
New York, NY 10282

Milliman Financial Risk Management, LLC
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

Wellington Management Company LLP
280 Congress Street
Boston, MA 02210

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Change in the registrant’s independent public accountant (disclosure pursuant to Item 4.01 of Form 8-K under the Exchange Act) is filed herewith.

(a)(4)(1)	Letter from the former independent public accountant pursuant to Item 304(a) under Regulation S-K is filed herewith.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Forethought Variable Insurance Trust

By (Signature and Title)*	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date	August 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric D. Todd
Eric D. Todd President
(Principal Executive Officer)

Date	August 28, 2023

By (Signature and Title)*	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date	August 28, 2023

* Print the name and title of each signing officer under his or her signature.